UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

(b)  Not applicable.

Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X DAX Germany ETF (ticker: DAX)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI Vietnam ETF (ticker: VNAM)

Semi-Annual Report

April 30, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s(defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Fund’s website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X MSCI Colombia ETF	1
Global X MSCI China Industrials ETF	5
Global X MSCI China Consumer Discretionary ETF	9
Global X MSCI China Communication Services ETF	13
Global X MSCI China Financials ETF	15
Global X MSCI China Energy ETF	18
Global X MSCI China Materials ETF	20
Global X MSCI Norway ETF	24
Global X FTSE Southeast Asia ETF	29
Global X MSCI Argentina ETF	33
Global X MSCI Greece ETF	37
Global X MSCI Nigeria ETF	40
Global X MSCI Next Emerging & Frontier ETF	43
Global X MSCI Portugal ETF	57
Global X DAX Germany ETF	60
Global X MSCI Pakistan ETF	63
Global X MSCI China Consumer Staples ETF	65
Global X MSCI China Health Care ETF	68
Global X MSCI China Information Technology ETF	72
Global X MSCI China Utilities ETF	76
Global X MSCI China Real Estate ETF	78
Global X MSCI Vietnam ETF	80
Glossary	84
Statements of Assets and Liabilities	85
Statements of Operations	91
Statements of Changes in Net Assets	97
Financial Highlights	109
Notes to Financial Statements	125
Disclosure of Fund Expenses	153
Approval of Investment Advisory Agreement	157
Supplemental Information	161

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 76.3%
BRAZIL — 2.1%
Consumer Staples — 2.1%
Cia Brasileira de Distribuicao *	188,865	$566,272
CANADA — 2.9%
Energy — 2.9%
Parex Resources	38,291	776,661
CHILE — 4.8%
Energy — 2.3%
Empresas Copec .	87,727	614,245
Utilities — 2.5%
Enel Americas	5,047,182	692,063
TOTAL CHILE		1,306,308
COLOMBIA — 56.6%
Energy — 18.4%
Canacol Energy (A)	81,258	602,111
Ecopetrol	7,133,548	3,501,804
Geopark .	84,303	921,431
		5,025,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 13.3%
Bancolombia .	264,658	$2,044,173
Financiera Colombiana	279,056	795,695
Grupo de Inversiones Suramericana .	86,095	777,476
		3,617,344
Materials — 7.4%
Cementos Argos	1,249,183	828,161
Grupo Argos .	622,102	1,181,232
		2,009,393
Utilities — 17.5%
Celsia ESP	1,388,453	869,850
Grupo Energia Bogota ESP	4,296,381	1,659,226
Interconexion Electrica	575,594	2,247,594
		4,776,670
TOTAL COLOMBIA		15,428,753
GUATEMALA — 2.3%
Communication Services — 2.3%
Millicom International Cellular SDR * (A)	34,569	618,937
UNITED STATES — 7.6%
Industrials — 5.0%
Tecnoglass	31,386	1,376,276
Utilities — 2.6%
Brookfield Renewable, Cl A (A)	20,959	699,561
TOTAL UNITED STATES		2,075,837
TOTAL COMMON STOCK
(Cost $25,876,061)		20,772,768
PREFERRED STOCK — 22.7%
COLOMBIA— 22.7%
Financials — 22.7%
Banco Davivienda (B)	213,452	966,302
Bancolombia (B)	571,509	3,568,176
Grupo Aval Acciones y Valores (B)	8,800,311	1,110,211

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Grupo de Inversiones Suramericana (B)	218,301	$543,306
TOTAL COLOMBIA		6,187,995
TOTAL PREFERRED STOCK
(Cost $11,416,893)		6,187,995
SHORT-TERM INVESTMENT(C)(D) — 0.4%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $107,278)	107,278	107,278
	Face Amount
REPURCHASE AGREEMENT(C) — 4.4%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $1,199,160
(collateralized by U.S. Treasury Obligations,
ranging in par value $64,397 - $96,784,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $1,220,240)
(Cost $1,198,692)	$1,198,692	1,198,692
TOTAL INVESTMENTS — 103.8%
(Cost $38,598,924)		$28,266,733

Percentages are based on Net Assets of $27,234,867.

* Non-income producing security.
(A) This security or a partial position of this security is on loan at April 30, 2023.
(B) There is currently no stated interest rate.
(C) Security was purchased with cash collateral held from securities on loan.
(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,772,768	$—	$—	$20,772,768
Preferred Stock	6,187,995	—	—	6,187,995
Short-Term Investment	107,278	—	—	107,278
Repurchase Agreement	—	1,198,692	—	1,198,692
Total Investments in Securities	$27,068,041	$1,198,692	$—	$28,266,733

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 97.5%
Industrials — 97.5%
AECC Aero-Engine Control, Cl A	4,300	$14,807
AECC Aviation Power, Cl A .	8,485	53,631
Air China, Cl A *	24,560	37,780
Air China, Cl H *	97,000	85,509
AviChina Industry & Technology, Cl H .	129,710	69,896
AVICOPTER, Cl A .	1,940	11,915
Beijing Capital International Airport, Cl H *	98,981	76,916
Beijing Easpring Material Technology, Cl A	1,700	13,139
Beijing New Building Materials, Cl A .	5,520	21,145
Beijing United Information Technology, Cl A ..	1,586	13,775
BOC Aviation .	10,960	86,564
China Baoan Group, Cl A .	8,580	13,223
China Communications Services, Cl H .	125,800	68,750
China Conch Venture Holdings .	85,730	136,296
China CSSC Holdings, Cl A	14,110	52,806
China Eastern Airlines, Cl A *	36,800	27,534
China Energy Engineering, Cl A .	103,800	40,631
China Everbright Environment Group .	193,550	81,859
China Lesso Group Holdings .	57,390	49,422
China Merchants Port Holdings .	73,581	108,920
China National Chemical Engineering, Cl A .	19,720	30,164
China Railway Group, Cl A	64,800	86,952
China Railway Group, Cl H	221,548	169,903
China Southern Airlines, Cl A *	35,960	40,254
China Southern Airlines, Cl H *	97,850	68,309
China State Construction Engineering, Cl A	132,075	125,336
China State Construction International
Holdings	105,710	131,028
CITIC	305,150	382,123
Contemporary Amperex Technology, Cl A .	13,883	462,930
COSCO SHIPPING Development, Cl A .	33,180	12,461
COSCO SHIPPING Holdings, Cl A .	40,210	64,526

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Holdings, Cl H .	166,926	$193,084
COSCO SHIPPING Ports	101,030	66,282
CRRC, Cl A	76,750	77,490
CRRC, Cl H .	229,800	148,420
Dajin Heavy Industry, Cl A	2,200	9,689
Daqin Railway, Cl A	47,300	52,607
Dongfang Electric, Cl A	8,990	22,620
Eve Energy, Cl A	6,530	61,827
Fangda Carbon New Material, Cl A *	12,723	11,853
FAW Jiefang Group, Cl A	10,400	12,228
Fosun International .	130,370	91,177
Gaona Aero Material, Cl A	1,600	8,796
Ginlong Technologies, Cl A .	1,255	20,629
GoodWe Technologies, Cl A .	379	14,212
Gotion High-Tech, Cl A	5,620	22,323
Guangdong Kinlong Hardware Products, Cl A .	1,054	10,634
Guangzhou Great Power Energy &
Technology, Cl A .	1,500	11,299
Haitian International Holdings .	33,246	85,975
Hongfa Technology, Cl A	1,830	8,260
Hoyuan Green Energy, Cl A	1,302	16,736
Jiangsu Expressway, Cl H	64,819	65,646
Jiangsu Hengli Hydraulic, Cl A	4,158	36,966
Jiangsu Zhongtian Technology, Cl A	11,010	23,202
Jiangxi Special Electric Motor, Cl A *	5,700	10,316
Juneyao Airlines, Cl A *	6,100	15,798
Keda Industrial Group, Cl A	6,500	11,783
Kuang-Chi Technologies, Cl A	7,040	17,866
Liaoning Port, Cl A .	62,400	14,601
Luoyang Xinqianglian Slewing Bearing, Cl A .	1,137	6,696
Metallurgical Corp of China, Cl A	57,400	37,143
Ming Yang Smart Energy Group, Cl A	7,350	21,933
NARI Technology, Cl A	21,104	79,621
Ningbo Deye Technology, Cl A	618	22,433
Ningbo Orient Wires & Cables, Cl A .	2,300	15,564
Ningbo Ronbay New Energy Technology,
Cl A	1,387	13,319
North Industries Group Red Arrow, Cl A .	4,590	12,053
Power Construction Corp of China, Cl A .	54,750	60,814

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Pylon Technologies, Cl A	477	$16,685
Riyue Heavy Industry, Cl A .	3,470	10,861
Sany Heavy Equipment International Holdings	58,200	77,107
Sany Heavy Industry, Cl A	26,780	63,785
SF Holding, Cl A	15,435	125,852
Shanghai Construction Group, Cl A	29,900	12,309
Shanghai Electric Group, Cl A *	40,900	27,707
Shanghai International Airport, Cl A *	3,965	30,754
Shanghai International Port Group, Cl A	30,130	24,937
Shanghai M&G Stationery, Cl A .	2,993	20,038
Shenzhen Inovance Technology, Cl A .	8,430	75,250
Shenzhen International Holdings	75,731	68,014
Shenzhen Kstar Science And Technology, Cl A	2,000	13,491
Sichuan New Energy Power *	4,990	10,552
Sichuan Road and Bridge Group, Cl A	16,720	38,279
Sieyuan Electric, Cl A .	2,550	16,928
Sungrow Power Supply, Cl A	4,700	76,536
Sunwoda Electronic, Cl A	5,620	13,654
Suzhou Maxwell Technologies, Cl A .	513	20,367
TBEA, Cl A .	12,250	39,971
Titan Wind Energy Suzhou, Cl A	6,025	11,992
Weichai Power, Cl A .	21,460	35,709
Weichai Power, Cl H .	101,816	149,937
XCMG Construction Machinery, Cl A .	37,820	37,474
Xiamen C & D, Cl A .	9,900	17,345
Xinjiang Goldwind Science & Technology,
Cl A	11,297	17,884
YTO Express Group, Cl A .	10,940	27,337
Yunda Holding, Cl A .	9,540	16,728
Zhefu Holding Group, Cl A	18,170	10,026
Zhejiang Chint Electrics, Cl A	6,950	26,151
Zhejiang Dingli Machinery, Cl A	1,723	12,715
Zhejiang Expressway, Cl H	73,160	60,579
Zhejiang HangKe Technology, Cl A	1,424	10,231
Zhejiang Weiming Environment Protection,
Cl A	5,650	14,918
Zhejiang Weixing New Building Materials,
Cl A	5,110	16,334
Zhuzhou CRRC Times Electric, Cl A	2,428	16,329

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhuzhou CRRC Times Electric, Cl H	28,743	$115,706
Zhuzhou Kibing Group, Cl A	8,980	13,321
Zoomlion Heavy Industry Science and
Technology, Cl A .	23,100	21,621
ZTO Express Cayman ADR	19,416	537,435
TOTAL CHINA		6,003,248
HONG KONG — 2.3%
Industrials — 2.3%
Orient Overseas International	6,930	140,191
TOTAL COMMON STOCK
(Cost $6,819,946)		6,143,439
TOTAL INVESTMENTS — 99.8%
(Cost $6,819,946)		$6,143,439

Percentages are based on Net Assets of $6,153,899.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 98.7%
Alibaba Group Holding *	2,564,256	$26,802,533
ANTA Sports Products .	821,796	10,133,868
Bethel Automotive Safety Systems, Cl A .	53,100	491,251
Bosideng International Holdings .	6,386,600	3,140,457
BTG Hotels Group, Cl A .	148,100	463,344
BYD, Cl A	123,949	4,580,738
BYD, Cl H .	550,480	16,549,673
Changzhou Xingyu Automotive Lighting
Systems, Cl A	37,030	585,409
China Meidong Auto Holdings	1,149,400	1,777,566
China Tourism Group Duty Free, Cl A	151,050	3,512,227
China Tourism Group Duty Free, Cl H .	65,700	1,401,060
Chongqing Changan Automobile, Cl A	1,101,408	1,894,742
Chow Tai Fook Jewellery Group	1,415,400	2,830,836
Dongfeng Motor Group, Cl H .	5,096,946	2,428,385
East Buy Holding * (A)	338,500	1,170,751
Ecovacs Robotics, Cl A .	76,050	763,438
Fuyao Glass Industry Group, Cl A	269,014	1,319,182
Fuyao Glass Industry Group, Cl H .	881,900	3,572,583
Geely Automobile Holdings	4,671,800	5,743,114
Great Wall Motor, Cl A	301,300	1,168,948
Great Wall Motor, Cl H .	2,847,397	3,424,175
Gree Electric Appliances of Zhuhai, Cl A	235,600	1,338,750
Guangzhou Automobile Group, Cl A .	540,500	830,668
Guangzhou Automobile Group, Cl H	4,700,423	2,916,096
H World Group ADR *	158,098	7,414,796
Haidilao International Holding *	1,634,800	3,969,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Haier Smart Home, Cl A	840,019	$2,875,593
Haier Smart Home, Cl H .	1,988,160	6,445,773
Hangzhou Robam Appliances, Cl A	125,432	471,961
Huayu Automotive Systems, Cl A .	417,980	988,916
Huizhou Desay Sv Automotive, Cl A	61,600	919,829
Jason Furniture Hangzhou, Cl A	108,810	582,615
JD.com, Cl A	1,144,654	19,816,619
Jiumaojiu International Holdings	1,388,700	3,092,329
Li Auto, Cl A *	823,936	9,598,714
Li Ning	1,613,400	11,478,922
Meituan, Cl B *	1,992,400	33,757,016
MINISO Group Holding ADR .	57,552	1,061,259
Minth Group	1,184,900	3,411,348
New Oriental Education & Technology
Group *	1,484,240	6,674,438
Ningbo Joyson Electronic, Cl A	177,200	394,162
Ningbo Tuopu Group, Cl A	146,435	1,070,250
NIO ADR * (A)	856,854	6,743,441
Offcn Education Technology, Cl A *	276,900	196,779
Oppein Home Group, Cl A	67,355	1,120,273
PDD Holdings ADR *	302,833	20,638,069
Pop Mart International Group .	629,300	1,518,356
SAIC Motor, Cl A .	1,036,600	2,114,150
Sailun Group, Cl A	397,553	589,733
Shandong Linglong Tyre, Cl A	192,834	613,325
Shanghai Jinjiang International Hotels, Cl A	121,356	937,613
Shanghai Yuyuan Tourist Mart Group, Cl A .	533,528	616,506
Shenzhen Kedali Industry, Cl A	30,300	599,588
Shenzhen Overseas Chinese Town, Cl A	1,089,000	788,053
Shenzhou International Group Holdings .	652,592	6,222,565
Songcheng Performance Development, Cl A	346,680	730,591
TAL Education Group ADR *	580,951	3,404,373
TCL Technology Group, Cl A .	2,286,005	1,320,770
Tongcheng Travel Holdings *	1,821,900	3,852,729
Topsports International Holdings	3,503,200	3,110,524
Trip.com Group ADR *	375,056	13,318,239
Vipshop Holdings ADR *	414,145	6,502,077
Wuchan Zhongda Group, Cl A	698,800	550,097
XPeng, Cl A *	632,676	3,030,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Xtep International Holdings	1,262,000	$1,462,974
Yadea Group Holdings .	1,811,200	4,226,956
Yum China Holdings .	277,087	16,952,183
Zhejiang Supor, Cl A	71,126	529,085
Zhongsheng Group Holdings	762,100	3,242,607
		317,795,813
Consumer Staples — 1.2%
Alibaba Health Information Technology *	135,900	97,122
JD Health International *	336,770	2,413,192
Ping An Healthcare and Technology *	539,400	1,341,302
		3,851,616
TOTAL CHINA		321,647,429
TOTAL COMMON STOCK
(Cost $515,353,272)		321,647,429
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $557,597)	557,597	557,597
	Face Amount
REPURCHASE AGREEMENT(B) — 1.9%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $6,232,861
(collateralized by U.S. Treasury Obligations,
ranging in par value $334,716 - $503,054,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $6,342,426)
(Cost $6,230,422)	$6,230,422	6,230,422
TOTAL INVESTMENTS — 102.0%
(Cost $522,141,291)		$328,435,448

Percentages are based on Net Assets of $321,908,427.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

(A) This security or a partial position of this security is on loan at April 30, 2023.
(B) Security was purchased with cash collateral held from securities on loan.
(C) The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$321,647,429	$—	$—	$321,647,429
Short-Term Investment	557,597	—	—	557,597
Repurchase Agreement	—	6,230,422	—	6,230,422
Total Investments in Securities	$322,205,026	$6,230,422	$—	$328,435,448

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Communication Services — 99.9%
37 Interactive Entertainment Network
Technology Group, Cl A .	78,651	$348,651
Autohome ADR .	8,476	251,313
Baidu, Cl A *	38,208	563,149
Beijing Enlight Media, Cl A	173,800	256,561
Bilibili, Cl Z *	16,309	326,600
China Literature *	600	2,752
China Ruyi Holdings *	1,210,300	292,943
China Tower, Cl H .	3,099,700	394,871
China United Network Communications, Cl A .	439,600	345,419
Focus Media Information Technology, Cl A .	274,200	255,061
G-bits Network Technology Xiamen, Cl A	4,264	322,662
iQIYI ADR *	50,041	305,250
JOYY ADR	8,194	249,343
Kanzhun ADR *	15,708	290,441
Kingsoft .	85,700	375,010
Kuaishou Technology, Cl B *	64,100	418,901
Mango Excellent Media, Cl A .	54,720	283,588
NetEase	40,915	722,407
Perfect World, Cl A .	115,010	364,138
Tencent Holdings .	14,065	617,076
Tencent Music Entertainment Group ADR *	534	3,957
Wanda Film Holding, Cl A *	128,300	264,448
Weibo ADR *	15,013	262,878
Zhejiang Century Huatong Group, Cl A *	385,220	381,144
		7,898,563

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Communication Services ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
National Agricultural Holdings *(A)	204,200	$3
TOTAL CHINA		7,898,566
TOTAL COMMON STOCK
(Cost $8,887,523)		7,898,566
TOTAL INVESTMENTS — 99.9%
(Cost $8,887,523)		$7,898,566

Percentages are based on Net Assets of $7,904,946.
* Non-income producing security.
(A) Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$7,898,563	$—	$3	$7,898,566
Total Investments in Securities	$7,898,563	$—	$3	$7,898,566

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Financials — 99.9%
Agricultural Bank of China, Cl A .	419,700	$207,327
Agricultural Bank of China, Cl H	2,328,388	898,740
AVIC Industry-Finance Holdings, Cl A	84,500	46,624
Bank of Beijing, Cl A .	127,300	87,156
Bank of Changsha, Cl A .	39,450	46,668
Bank of Chengdu, Cl A	35,000	69,462
Bank of China, Cl A .	99,000	52,480
Bank of China, Cl H	5,665,934	2,259,185
Bank of Communications, Cl A	204,200	164,286
Bank of Communications, Cl H .	866,271	558,393
Bank of Hangzhou, Cl A	48,795	88,523
Bank of Jiangsu, Cl A	97,030	108,056
Bank of Nanjing, Cl A .	63,284	86,106
Bank of Ningbo, Cl A	35,620	140,870
Bank of Shanghai, Cl A .	87,198	79,096
Bank of Suzhou, Cl A	38,900	42,253
BOC International China, Cl A	24,740	38,343
Caitong Securities, Cl A	41,310	46,243
Changjiang Securities, Cl A .	50,600	41,440
China Cinda Asset Management, Cl H	1,458,900	172,840
China CITIC Bank Corp Ltd., Cl H .	967,722	522,700
China Construction Bank, Cl A .	12,200	11,119
China Construction Bank, Cl H	3,424,826	2,290,518
China Everbright Bank, Cl A	228,700	105,708
China Everbright Bank, Cl H .	640,400	204,767
China Galaxy Securities, Cl A	35,400	55,120
China Galaxy Securities, Cl H .	505,050	273,438
China Great Wall Securities, Cl A	38,300	48,295
China International Capital, Cl A	8,985	54,611
China International Capital, Cl H .	164,050	343,151
China Life Insurance, Cl A	16,802	94,649
China Life Insurance, Cl H .	557,890	1,067,467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Bank, Cl A	94,234	$457,338
China Merchants Bank, Cl H .	287,824	1,380,473
China Merchants Securities, Cl A	43,680	88,139
China Minsheng Banking, Cl A	195,400	102,452
China Minsheng Banking, Cl H .	694,326	254,737
China Pacific Insurance Group, Cl A	35,850	161,612
China Pacific Insurance Group, Cl H	239,062	711,104
China Taiping Insurance Holdings	205,330	234,890
China Zheshang Bank, Cl A	123,500	54,942
Chongqing Rural Commercial Bank, Cl A	77,500	43,321
CITIC Securities, Cl A	61,180	185,751
CITIC Securities, Cl H .	217,145	455,319
CSC Financial, Cl A .	24,925	91,085
Dongxing Securities, Cl A .	33,500	40,307
East Money Information, Cl A .	78,872	183,304
Everbright Securities, Cl A .	30,732	67,295
Far East Horizon	275,000	246,978
First Capital Securities, Cl A	57,700	49,339
GF Securities Ltd., Cl A	35,700	79,101
GF Securities Ltd., Cl H .	176,800	253,154
Guangzhou Yuexiu Capital Holdings Group,
Cl A	41,686	41,486
Guolian Securities, Cl A .	24,500	36,379
Guosen Securities, Cl A	44,145	60,001
Guotai Junan Securities, Cl A	43,544	95,098
Guoyuan Securities, Cl A	44,020	44,508
Haitong Securities, Cl H	378,600	250,796
Haitong Securities Ltd., Cl A .	57,600	77,124
Hithink RoyalFlush Information Network,
Cl A	4,235	108,878
Huatai Securities Ltd., Cl A .	43,550	88,380
Huatai Securities Ltd., Cl H .	203,450	262,285
Huaxi Securities, Cl A .	30,090	38,421
Huaxia Bank, Cl A .	85,400	71,051
Industrial & Commercial Bank of China, Cl A .	214,100	145,965
Industrial & Commercial Bank of China, Cl H .	3,999,337	2,149,989
Industrial Bank, Cl A	105,080	261,362
Industrial Securities, Cl A .	61,070	59,277
Lufax Holding ADR	63,545	108,026

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance C, Cl A .	13,737	$77,086
New China Life Insurance C, Cl H	105,361	300,652
Orient Securities, Cl A	53,824	83,264
People's Insurance Group of China, Cl A .	61,100	54,894
People's Insurance Group of China, Cl H	999,800	392,283
PICC Property & Casualty, Cl H .	633,263	763,959
Ping An Bank, Cl A	5,225	9,471
Ping An Insurance Group of China, Cl A .	1,400	10,475
Ping An Insurance Group of China, Cl H .	292,154	2,110,235
Postal Savings Bank of China, Cl A	164,800	131,159
Postal Savings Bank of China, Cl H .	794,000	515,854
Qifu Technology ADR	9,267	163,470
SDIC Capital, Cl A	39,000	40,953
Sealand Securities, Cl A	69,310	34,939
Shanghai Pudong Development Bank, Cl A .	146,514	160,836
Shanghai Rural Commercial Bank, Cl A .	67,900	57,962
Shanxi Securities, Cl A	45,540	38,678
Shenwan Hongyuan Group, Cl A	131,200	85,657
SooChow Securities, Cl A	53,884	56,349
Southwest Securities, Cl A	73,500	40,767
Western Securities, Cl A .	42,500	41,130
Zheshang Securities, Cl A	31,240	46,116
ZhongAn Online P&C Insurance, Cl H *	60,200	186,354
Zhongtai Securities, Cl A	46,600	50,280
TOTAL CHINA		24,798,124
TOTAL COMMON STOCK
(Cost $32,769,481)		24,798,124
TOTAL INVESTMENTS — 99.9%
(Cost $32,769,481)		$24,798,124

Percentages are based on Net Assets of $24,813,696.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — 102.7%
CHINA — 98.1%
Energy — 98.1%
CGN Mining *	2,367,100	$256,313
China Coal Energy, Cl H .	583,700	499,683
China Merchants Energy Shipping, Cl A	277,200	265,459
China Oilfield Services, Cl H	536,886	629,225
China Petroleum & Chemical, Cl A .	54,050	52,385
China Petroleum & Chemical, Cl H	1,602,997	1,047,577
China Shenhua Energy, Cl A .	8,900	37,383
China Shenhua Energy, Cl H	288,755	956,398
COSCO SHIPPING Energy Transportation,
Cl A *	128,800	244,084
Guanghui Energy, Cl A	212,050	284,540
Inner Mongolia Dian Tou Energy, Cl A	144,400	280,947
Inner Mongolia Yitai Coal, Cl B	321,294	475,515
Jizhong Energy Resources, Cl A	241,000	257,596
Kinetic Development Group .	2,881,300	238,582
Offshore Oil Engineering, Cl A	312,975	304,239
PetroChina, Cl A .	47,300	53,905
PetroChina, Cl H	1,618,663	1,119,675
Pingdingshan Tianan Coal Mining, Cl A .	146,700	203,843
Shaanxi Coal Industry, Cl A	165,486	467,780
Shan Xi Hua Yang Group New Energy, Cl A	112,800	228,101
Shanxi Coking Coal Energy Group, Cl A .	183,453	272,136
Shanxi Lu'an Environmental Energy
Development, Cl A .	123,265	358,761
Sinopec Kantons Holdings	915,100	338,067
Yankuang Energy Group, Cl A .	27,004	134,138
Yankuang Energy Group, Cl H	270,275	924,456
Yantai Jereh Oilfield Services Group, Cl A	56,510	221,363
TOTAL CHINA		10,152,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Energy ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 4.6%
Energy — 4.6%
AAG Energy Holdings .	1,206,900	$252,145
Productive Technologies *	2,022,900	221,620
TOTAL HONG KONG		473,765
TOTAL COMMON STOCK
(Cost $9,428,352)		10,625,916
TOTAL INVESTMENTS — 102.7%
(Cost $9,428,352)		$10,625,916

Percentages are based on Net Assets of $10,345,371.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.2%
Materials — 98.2%
Aluminum Corp of China, Cl A	48,300	$44,580
Aluminum Corp of China, Cl H .	204,539	120,901
Anhui Conch Cement, Cl A	10,300	39,990
Anhui Conch Cement, Cl H .	57,670	181,461
Anhui Honglu Steel Construction Group, Cl A .	1,850	8,607
Asia - Potash International Investment
Guangzhou, Cl A *	1,800	6,341
Baoshan Iron & Steel, Cl A	72,300	67,253
BBMG, Cl A	43,800	15,247
Canmax Technologies, Cl A	1,275	8,950
Chengtun Mining Group, Cl A .	8,600	6,509
Chengxin Lithium Group, Cl A .	1,800	8,257
China Hongqiao Group	116,000	113,637
China Jushi, Cl A	14,859	31,292
China National Building Material, Cl H	187,400	139,895
China Northern Rare Earth Group High-Tech,
Cl A	11,800	42,883
China Rare Earth Resources And Technology,
Cl A *	2,100	10,255
China Resources Cement Holdings	125,600	56,641
CMOC Group, Cl A .	59,400	51,136
CMOC Group, Cl H .	182,054	111,089
CNGR Advanced Material, Cl A .	1,165	10,418
CNNC Hua Yuan Titanium Dioxide, Cl A .	11,770	10,727
Do-Fluoride New Materials, Cl A	2,135	6,269
Dongyue Group .	65,300	66,133
Ganfeng Lithium Group, Cl A	5,090	47,781
Ganfeng Lithium Group, Cl H .	17,760	116,403
GEM, Cl A .	19,400	19,699
Guangdong HEC Technology Holding, Cl A .	5,600	6,285
Guangzhou Tinci Materials Technology, Cl A ..	4,820	29,714
Hangzhou Oxygen Plant Group, Cl A .	2,400	13,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Henan Shenhuo Coal & Power, Cl A .	4,500	$10,595
Hengli Petrochemical, Cl A	19,120	43,635
Hengyi Petrochemical, Cl A	16,300	18,058
Hesteel, Cl A	50,600	16,883
Hoshine Silicon Industry, Cl A .	1,850	19,568
Huafon Chemical, Cl A	9,800	10,192
Huaibei Mining Holdings, Cl A	4,700	9,226
Huaxin Cement, Cl A .	6,650	14,168
Hubei Feilihua Quartz Glass, Cl A	1,100	7,588
Hubei Xingfa Chemicals Group, Cl A	2,100	7,492
Hunan Changyuan Lico, Cl A .	3,577	5,745
Hunan Valin Steel, Cl A	29,100	22,193
Inner Mongolia BaoTou Steel Union, Cl A	152,900	40,195
Inner Mongolia ERDOS Resources, Cl A	3,220	6,721
Inner Mongolia Junzheng Energy & Chemical
Industry Group, Cl A	36,000	22,567
Inner Mongolia Yuan Xing Energy, Cl A	7,700	8,175
Jiangsu Eastern Shenghong, Cl A	9,500	17,386
Jiangsu Yangnong Chemical, Cl A	1,350	17,957
Jiangsu Yoke Technology, Cl A	1,125	10,995
Jiangxi Copper, Cl A	8,900	26,238
Jiangxi Copper, Cl H	57,991	102,834
LB Group, Cl A	9,600	24,016
Luxi Chemical Group, Cl A .	4,400	7,620
Ningbo Shanshan, Cl A	4,700	10,292
Ningxia Baofeng Energy Group, Cl A	18,600	35,409
Pangang Group Vanadium Titanium &
Resources, Cl A *	32,400	19,656
Qinghai Salt Lake Industry, Cl A *	14,100	41,588
Real Gold Mining *(A)	97,864	—
Rongsheng Petrochemical, Cl A .	31,800	60,722
Satellite Chemical, Cl A	7,792	15,971
Shandong Gold Mining, Cl A	13,020	48,332
Shandong Gold Mining, Cl H .	36,650	77,970
Shandong Hualu Hengsheng Chemical, Cl A	7,920	36,470
Shandong Nanshan Aluminum, Cl A .	48,400	23,699
Shandong Sun Paper Industry JSC, Cl A	12,300	20,236
Shandong Weifang Rainbow Chemical, Cl A .	750	8,027

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Shanghai Putailai New Energy Technology,
Cl A	4,680	$35,300
Shanxi Meijin Energy, Cl A .	9,100	10,397
Shanxi Taigang Stainless Steel, Cl A .	25,400	14,675
Shenghe Resources Holding, Cl A	4,100	8,155
Shenzhen Capchem Technology, Cl A	1,620	11,407
Shenzhen Dynanonic, Cl A .	365	8,629
Shenzhen Senior Technology Material, Cl A .	3,200	7,964
Shenzhen YUTO Packaging Technology, Cl A .	1,600	5,854
Sichuan Hebang Biotechnology .	17,800	7,096
Sichuan Yahua Industrial Group, Cl A .	2,700	7,320
Sinoma Science & Technology, Cl A .	3,500	10,667
Sinomine Resource Group, Cl A	900	9,880
Sinopec Shanghai Petrochemical, Cl A .	32,500	16,195
Skshu Paint, Cl A *	893	13,221
Tangshan Jidong Cement, Cl A	5,700	6,718
Tianqi Lithium, Cl A *	3,800	39,113
Tianshan Aluminum Group, Cl A .	8,300	8,692
Tibet Summit Resources, Cl A *	2,575	7,290
Tongkun Group, Cl A .	10,100	18,819
Tongling Nonferrous Metals Group, Cl A .	46,500	22,097
Wanhua Chemical Group, Cl A .	9,422	125,450
Weihai Guangwei Composites, Cl A	2,200	16,565
Western Mining, Cl A	4,700	8,920
Western Superconducting Technologies, Cl A ..	978	11,009
Xiamen Tungsten, Cl A	6,100	17,216
Xinjiang Zhongtai Chemical, Cl A	7,425	7,014
Yintai Gold, Cl A .	12,520	23,256
YongXing Special Materials Technology, Cl A .	1,196	11,015
Youngy, Cl A *	655	6,670
Yunnan Aluminium, Cl A	7,500	15,405
Yunnan Energy New Material, Cl A	2,775	41,726
Yunnan Tin, Cl A	3,600	8,018
Yunnan Yuntianhua, Cl A *	3,700	10,224
Zangge Mining, Cl A	3,400	11,236
Zhaojin Mining Industry	50,900	80,922
Zhejiang Huayou Cobalt, Cl A	5,109	38,373
Zhejiang Juhua, Cl A	10,700	23,415
Zhejiang Yongtai Technology, Cl A	2,200	5,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zibo Qixiang Tengda Chemical, Cl A *(A)	7,700	$7,919
Zijin Mining Group, Cl A	4,600	8,525
Zijin Mining Group, Cl H	206,659	348,034
TOTAL CHINA		3,356,530
HONG KONG — 1.8%
Materials — 1.8%
China Lumena New Materials *(A)	48	—
Nine Dragons Paper Holdings	85,570	59,191
TOTAL HONG KONG		59,191
TOTAL COMMON STOCK
(Cost $3,969,165)		3,415,721
TOTAL INVESTMENTS — 100.0%
(Cost $3,969,165)		$3,415,721

Percentages are based on Net Assets of $3,417,247.

* Non-income producing security.
(A) Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$3,407,802	$—	$7,919	$3,415,721
Total Investments in Securities	$3,407,802	$—	$7,919	$3,415,721

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 98.9%
BERMUDA — 0.1%
Energy — 0.1%
Cool	4,450	$54,568
BRAZIL — 4.1%
Materials — 4.1%
Yara International	60,977	2,445,673
FAROE ISLANDS — 2.3%
Consumer Staples — 2.3%
Bakkafrost P/F	18,604	1,350,348
FRANCE — 1.4%
Communication Services — 1.4%
Adevinta, Cl B *	106,492	816,786
GABON — 0.1%
Energy — 0.1%
BW Energy *	30,136	80,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.3%
Industrials — 0.3%
Cadeler *	38,848	$168,748
MEXICO — 0.8%
Energy — 0.8%
Borr Drilling *	70,907	488,140
NETHERLANDS — 0.1%
Industrials — 0.1%
Meltwater *	50,812	82,222
NORWAY — 85.7%
Communication Services — 7.6%
Kahoot! *	98,559	255,545
Schibsted, Cl A .	26,946	475,854
Schibsted, Cl B .	35,975	580,790
Telenor	257,839	3,206,377
		4,518,566
Consumer Discretionary — 0.7%
Europris .	58,327	415,994
Consumer Staples — 11.7%
Austevoll Seafood	33,385	312,894
Grieg Seafood	15,980	133,477
Leroy Seafood Group .	97,473	511,020
Mowi .	152,396	2,895,083
Orkla	276,265	1,979,394
Salmar	24,103	1,065,247
		6,897,115
Energy — 26.2%
Aker BP .	116,399	2,770,860
Aker Solutions	89,212	316,424
BW Offshore	32,307	85,700
DNO .	170,023	168,892
Equinor	351,722	10,034,067
FLEX LNG .	10,599	366,614
Frontline	48,814	755,375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Odfjell Drilling *	35,749	$82,926
PGS *	312,323	224,008
TGS .	44,158	688,943
		15,493,809
Financials — 18.3%
DNB Bank	343,278	6,010,760
Gjensidige Forsikring	73,209	1,268,871
Protector Forsikring .	22,831	331,005
Sparebank 1 Nord Norge .	35,020	316,097
Sparebank 1 Oestlandet .	12,351	144,870
SpareBank 1 SMN .	47,984	618,477
SpareBank 1 SR-Bank	66,236	772,571
Storebrand	173,922	1,334,620
		10,797,271
Health Care — 0.1%
Nykode Therapeutics *	35,444	85,203
Industrials — 11.0%
Aker ASA, Cl A .	8,117	493,499
Aker Carbon Capture *	122,512	124,791
Aker Horizons Holding *	86,933	68,222
Bonheur .	7,934	176,623
Golden Ocean Group	47,893	439,280
Hexagon Composites *	44,043	133,146
Hexagon Purus Holding *	29,372	61,815
Hoegh Autoliners .	16,747	108,241
Kongsberg Gruppen .	32,444	1,449,967
MPC Container Ships	100,720	164,866
NEL *	571,078	780,144
Norwegian Air Shuttle *	239,826	231,726
Stolt-Nielsen	6,273	180,426
TOMRA Systems	86,715	1,322,085
Veidekke .	39,655	454,743
Wallenius Wilhelmsen, Cl B .	39,992	297,758
		6,487,332
Information Technology — 1.5%
Crayon Group Holding *	26,194	201,274

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Nordic Semiconductor *	59,872	$644,860
Volue *	19,130	32,208
		878,342
Materials — 8.2%
BEWi .	18,070	70,819
Borregaard	32,774	546,279
Elkem .	115,907	390,292
Elopak	46,705	104,628
Norsk Hydro	495,807	3,627,506
Norske Skog *	26,903	119,025
		4,858,549
Real Estate — 0.4%
Entra .	24,156	244,472
TOTAL NORWAY		50,676,653
SINGAPORE — 0.8%
Energy — 0.8%
BW LPG .	31,310	251,421
Hafnia .	45,494	245,319
TOTAL SINGAPORE		496,740
SOUTH AFRICA — 0.5%
Utilities — 0.5%
Scatec .	45,085	293,086
SWEDEN — 0.7%
Information Technology — 0.7%
Atea .	30,852	422,476
UNITED KINGDOM — 1.7%
Energy — 1.7%
Subsea 7	88,100	1,002,457

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 0.3%
Information Technology — 0.3%
REC Silicon *	102,837	$153,807
TOTAL COMMON STOCK
(Cost $78,970,687)		58,532,321
TOTAL INVESTMENTS — 98.9%
(Cost $78,970,687)		$58,532,321

Percentages are based on Net Assets of $59,174,009.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.5%
CHINA — 1.5%
Consumer Staples — 1.5%
Wilmar International .	236,732	$697,340
INDONESIA — 25.1%
Communication Services — 3.2%
Telkom Indonesia Persero	5,256,475	1,522,837
Consumer Staples — 0.6%
Hanjaya Mandala Sampoerna	986,857	68,280
Unilever Indonesia .	643,474	192,998
		261,278
Financials — 19.0%
Bank Central Asia .	6,282,339	3,875,608
Bank Mandiri Persero	5,023,568	1,772,118
Bank Negara Indonesia Persero	838,796	538,899
Bank Rakyat Indonesia Persero	7,956,284	2,765,988
		8,952,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.3%
Astra International .	2,291,955	$1,054,580
TOTAL INDONESIA		11,791,308
MALAYSIA — 13.3%
Financials — 8.8%
CIMB Group Holdings	761,645	864,012
Hong Leong Bank	70,400	317,869
Malayan Banking	805,439	1,563,749
Public Bank .	1,603,555	1,398,459
		4,144,089
Health Care — 0.9%
IHH Healthcare	330,297	424,303
Materials — 2.1%
Petronas Chemicals Group	318,068	504,859
Press Metal Aluminium Holdings	395,126	456,204
		961,063
Utilities — 1.5%
Tenaga Nasional	362,544	723,381
TOTAL MALAYSIA		6,252,836
PHILIPPINES — 3.1%
Financials — 1.5%
BDO Unibank	266,968	694,111
Real Estate — 1.6%
SM Prime Holdings	1,197,931	734,310
Utilities — 0.0%
ACEN *	105,477	11,446
TOTAL PHILIPPINES		1,439,867
SINGAPORE — 35.2%
Communication Services — 3.4%
Singapore Telecommunications	852,558	1,629,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — 25.3%
DBS Group Holdings .	205,250	$5,049,136
Oversea-Chinese Banking	398,808	3,760,451
United Overseas Bank .	146,202	3,092,471
		11,902,058
Industrials — 2.9%
Keppel .	157,700	729,310
Singapore Airlines	143,547	629,427
		1,358,737
Real Estate — 3.6%
CapitaLand Ascott Trust ‡	16,489	13,348
CapitaLand Integrated Commercial Trust ‡	570,195	867,590
Capitaland Investment	289,210	806,402
		1,687,340
TOTAL SINGAPORE		16,577,654
THAILAND — 21.3%
Communication Services — 1.7%
Advanced Info Service NVDR	126,734	794,233
Consumer Staples — 3.1%
CP ALL NVDR	674,817	1,279,579
Siam Makro NVDR .	179,000	197,884
		1,477,463
Energy — 4.6%
PTT NVDR .	1,620,615	1,471,237
PTT Exploration & Production NVDR .	156,385	677,794
		2,149,031
Financials — 2.6%
Kasikornbank NVDR .	170,765	625,101
SCB X NVDR .	191,107	579,239
		1,204,340
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR .	1,003,936	859,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.2%
Airports of Thailand NVDR *	483,759	$1,037,714
Information Technology — 1.4%
Delta Electronics Thailand NVDR .	314,610	670,265
Materials — 1.6%
Siam Cement NVDR	82,365	757,379
Utilities — 2.3%
Energy Absolute	188,213	373,422
Gulf Energy Development NVDR	478,163	710,646
		1,084,068
TOTAL THAILAND		10,034,443
TOTAL COMMON STOCK
(Cost $45,444,355)		46,793,448
TOTAL INVESTMENTS — 99.5%
(Cost $45,444,355)		$46,793,448

Percentages are based on Net Assets of $47,015,162.

* Non-income producing security.
‡ Real Estate Investment Trust

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.3%
ARGENTINA — 46.2%
Communication Services — 2.5%
Telecom Argentina ADR	238,515	$1,214,041
Consumer Discretionary — 1.8%
Despegar.com *	163,584	860,452
Consumer Staples — 1.2%
Cresud SACIF y A ADR	95,804	591,111
Energy — 11.3%
Transportadora de Gas del Sur ADR *	188,564	2,145,858
YPF ADR *	297,822	3,311,781
		5,457,639
Financials — 12.3%
Banco BBVA Argentina ADR .	192,962	825,877
Banco Macro ADR	116,232	2,056,144
Grupo Financiero Galicia ADR .	233,142	2,685,796
Grupo Supervielle ADR	170,005	379,111
		5,946,928

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.0%
America Airports *	88,159	$942,420
Materials — 4.0%
Bioceres Crop Solutions *	84,811	950,731
Loma Negra Cia Industrial Argentina ADR	158,188	968,111
		1,918,842
Real Estate — 1.0%
IRSA Inversiones y Representaciones ADR .	87,393	482,409
Utilities — 10.1%
Central Puerto ADR .	266,953	1,628,413
Empresa Distribuidora Y Comercializadora
Norte ADR *	56,570	498,947
Pampa Energia ADR *	80,946	2,763,497
		4,890,857
TOTAL ARGENTINA		22,304,699
BRAZIL — 32.1%
Consumer Discretionary — 28.0%
Arcos Dorados Holdings, Cl A .	280,932	2,230,600
MercadoLibre *	8,838	11,290,457
		13,521,057
Consumer Staples — 4.1%
Adecoagro	237,515	2,009,377
TOTAL BRAZIL		15,530,434
CANADA — 10.0%
Materials — 10.0%
Agnico Eagle Mines	12,492	707,908
Lithium Americas * (A)	65,056	1,298,914
Pan American Silver	53,173	945,611
SSR Mining	129,820	1,856,896
TOTAL CANADA		4,809,329
CHILE — 8.0%
Consumer Staples — 8.0%
Cencosud	960,658	1,969,874

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Cia Cervecerias Unidas .	229,593	$1,886,027
TOTAL CHILE		3,855,901
TOTAL COMMON STOCK
(Cost $51,362,754)		46,500,363
PREFERRED STOCK — 3.7%
CHILE— 3.7%
Consumer Staples — 3.7%
Embotelladora Andina (B)
(Cost $1,542,940)	701,374	1,767,981
SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $1,032) .	1,032	1,032
	Face Amount
REPURCHASE AGREEMENT(C) — 0.0%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $11,543
(collateralized by U.S. Treasury Obligations,
ranging in par value $620 - $931, 1.125%
- 2.250%, 01/15/2025 - 08/15/2027, with a
total market value of $11,748)
(Cost $11,537)	$11,537	11,537
TOTAL INVESTMENTS — 100.0%
(Cost $52,918,263)		$48,280,913

Percentages are based on Net Assets of $48,301,536.

* Non-income producing security.
(A) This security or a partial position of this security is on loan at April 30, 2023.
(B) There is currently no stated interest rate.
(C) Security was purchased with cash collateral held from securities on loan.
(D) The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$46,500,363	$—	$—	$46,500,363
Preferred Stock	1,767,981	—	—	1,767,981
Short-Term Investment	1,032	—	—	1,032
Repurchase Agreement	—	11,537	—	11,537
Total Investments in Securities	$48,269,376	$11,537	$—	$48,280,913

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.7%
GREECE — 96.5%
Communication Services — 8.4%
Hellenic Telecommunications Organization .	906,145	$13,255,047
Consumer Discretionary — 15.0%
FF Group *(A)	452,712	5
FF Group ADR *(A)	198,300	2
JUMBO	359,201	8,288,034
OPAP .	907,755	15,493,367
		23,781,408
Consumer Staples — 1.8%
Sarantis .	360,248	2,855,576
Energy — 10.1%
GasLog Partners (C)	361,508	3,065,588
Helleniq Energy Holdings	475,459	3,779,316
Motor Oil Hellas Corinth Refineries	268,581	6,404,670
Tsakos Energy Navigation (B)	163,026	2,797,526
		16,047,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Financials — 32.5%
Alpha Services and Holdings *	10,136,349	$12,701,210
Eurobank Ergasias Services and Holdings *	11,923,670	16,849,522
Hellenic Exchanges - Athens Stock Exchange .	617,562	2,733,963
National Bank of Greece *	2,239,317	11,718,219
Piraeus Financial Holdings *	3,107,009	7,340,472
		51,343,386
Industrials — 13.4%
Aegean Airlines *	373,363	3,206,849
Capital Product Partners (C)	186,213	2,357,457
Ellaktor *	1,086,035	2,369,182
GEK Terna Holding Real Estate Construction .	400,742	5,485,980
Mytilineos .	269,074	7,812,592
		21,232,060
Real Estate — 2.3%
LAMDA Development *	576,993	3,567,190
Utilities — 13.0%
Athens Water Supply & Sewage	407,551	2,834,590
Holding ADMIE IPTO .	1,304,378	2,534,450
Public Power *	837,541	7,230,703
Terna Energy .	356,066	7,893,360
		20,493,103
TOTAL GREECE		152,574,870
UNITED STATES — 3.2%
Materials — 3.2%
Titan Cement International .	305,696	5,055,559
TOTAL COMMON STOCK
(Cost $148,490,266)		157,630,429
SHORT-TERM INVESTMENT(D)(E) — 0.1%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
4.770%
(Cost $123,631)	123,631	123,631

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Greece ETF

Face Amount		Value
REPURCHASE AGREEMENT(D) — 0.9%
BNP Paribas
4.700%, dated 04/28/2023, to be repurchased
on 05/01/2023, repurchase price $1,381,951
(collateralized by U.S. Treasury Obligations,
ranging in par value $74,213 - $111,537,
1.125% - 2.250%, 01/15/2025 - 08/15/2027,
with a total market value of $1,406,249)
(Cost $1,381,411) .	$1,381,411	$1,381,411
TOTAL INVESTMENTS — 100.7%
(Cost $149,995,308)		$159,135,471

Percentages are based on Net Assets of $158,016,613.

* Non-income producing security.
(A) Level 3 security in accordance with fair value hierarchy.
(B) This security or a partial position of this security is on loan at April 30, 2023.
(C) Security considered Master Limited Partnership. At April 30, 2023, these securities amounted to $5,423,045 or 3.4% of Net Assets.
(D) Security was purchased with cash collateral held from securities on loan.
(E) The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2023.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$157,630,422	$—	$7	$157,630,429
Short-Term Investment	123,631	—	—	123,631
Repurchase Agreement	—	1,381,411	—	1,381,411
Total Investments in Securities	$157,754,053	$1,381,411	$7	$159,135,471

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — 94.8%
NIGERIA — 90.7%
Communication Services — 5.6%
Nigeria Communications .	4,864,255	$2,410,520
Consumer Staples — 19.4%
Dangote Sugar Refinery	37,659,094	1,591,229
Flour Mills of Nigeria	24,022,438	1,613,642
Nestle Nigeria	1,149,667	2,600,265
Nigerian Breweries .	16,431,620	1,139,354
UAC of Nigeria .	38,636,465	669,755
Unilever Nigeria .	23,730,669	694,180
		8,308,425
Financials — 41.4%
Access Bank	69,588,623	1,530,497
FBN Holdings	105,964,770	2,491,263
FCMB Group	164,030,462	1,492,801
Fidelity Bank	177,840,873	2,184,957
Guaranty Trust Holding	62,675,911	3,374,857
Stanbic IBTC Holdings .	19,605,429	1,573,957
Sterling Bank (A)	201,593,633	594,079
United Bank for Africa .	89,619,784	1,504,991
Zenith Bank	59,101,971	2,919,881
		17,667,283
Materials — 18.3%
Dangote Cement .	10,522,666	6,156,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Nigeria ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Lafarge Africa	31,522,330	$1,646,128
		7,802,401
Utilities — 6.0%
Transnational Corp of Nigeria	417,740,027	2,543,552
TOTAL NIGERIA		38,732,181
TOGO — 4.1%
Financials — 4.1%
Ecobank Transnational .	72,220,468	1,737,047
TOTAL COMMON STOCK
(Cost $41,358,570)		40,469,228
	Face Amount
U.S. TREASURY OBLIGATION — 17.5%
U.S. Treasury Bill
4.052%, 05/02/23(B)
(Cost $7,499,156)	$7,500,000	7,499,134
TOTAL INVESTMENTS — 112.3%
(Cost $48,857,726)		$47,968,362

Percentages are based on Net Assets of $42,703,219.

(A) Level 3 security in accordance with fair value hierarchy.
(B) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,875,149	$—	$594,079	$40,469,228
U.S. Treasury Obligation	—	7,499,134	—	7,499,134
Total Investments in Securities	$39,875,149	$7,499,134	$594,079	$47,968,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Nigeria ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in
Common Stock
Beginning Balance as of October 31, 2022	$-
Transfers out of Level 3	-
Transfers into Level 3	594,079
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of April 30, 2023	$594,079

For the period ended April 30, 2023, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2023. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at	Valuation	Unobservable	Discount
Assets	4/30/23	Technique(s)	Input	Percentage
Last Traded Price
		Discount from the	Comparability
Common Stock	$594,079	Last Traded Price	Adjustment %	15.00%

Amounts designated as “—“ are $0 or have been rounded to $0.
See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — 99.6%
BANGLADESH — 0.7%
Health Care — 0.5%
Square Pharmaceuticals	57,869	$114,375
Industrials — 0.2%
Bangladesh Export Import .	58,288	63,477
TOTAL BANGLADESH		177,852
CHILE — 1.0%
Consumer Discretionary — 0.3%
Falabella	36,491	78,738
Financials — 0.7%
Banco de Chile .	764,528	81,911
Banco de Credito e Inversiones	972	29,503
Banco Santander Chile .	1,129,044	54,326
		165,740
TOTAL CHILE		244,478

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
COLOMBIA — 0.4%
Utilities — 0.4%
Interconexion Electrica	21,885	$85,457
CZECH REPUBLIC — 2.1%
Financials — 0.3%
Komercni Banka .	1,260	40,789
Moneta Money Bank	5,409	19,914
		60,703
Utilities — 1.8%
CEZ	7,923	427,290
TOTAL CZECH REPUBLIC		487,993
EGYPT — 0.3%
Financials — 0.3%
Commercial International Bank Egypt SAE	42,261	73,033
GREECE — 2.1%
Communication Services — 0.6%
Hellenic Telecommunications Organization .	9,808	143,471
Consumer Discretionary — 0.7%
OPAP .	9,816	167,537
Financials — 0.4%
Alpha Services and Holdings *	38,214	47,884
National Bank of Greece *	9,403	49,205
		97,089
Utilities — 0.4%
Public Power *	10,371	89,536
TOTAL GREECE		497,633
ICELAND — 1.4%
Financials — 0.4%
Arion Banki HF .	44,501	46,709
Islandsbanki HF	39,059	35,674
		82,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.0%
Marel HF	56,023	$240,986
TOTAL ICELAND		323,369
INDONESIA — 10.6%
Communication Services — 2.5%
Sarana Menara Nusantara .	759,754	53,084
Telkom Indonesia Persero	1,836,365	532,008
		585,092
Consumer Staples — 1.8%
Charoen Pokphand Indonesia	273,876	85,691
Indofood CBP Sukses Makmur .	86,922	62,659
Indofood Sukses Makmur	163,595	71,928
Sumber Alfaria Trijaya .	616,677	121,906
Unilever Indonesia .	282,976	84,874
		427,058
Financials — 4.1%
Bank Central Asia .	710,325	438,203
Bank Mandiri Persero	479,544	169,164
Bank Negara Indonesia Persero	94,138	60,481
Bank Rakyat Indonesia Persero	873,534	303,683
		971,531
Health Care — 0.5%
Kalbe Farma	781,618	112,954
Industrials — 1.5%
Astra International .	750,629	345,381
Materials — 0.2%
Semen Indonesia Persero	126,293	51,223
TOTAL INDONESIA		2,493,239
KAZAKHSTAN — 1.5%
Energy — 0.8%
NAC Kazatomprom JSC GDR	6,383	181,277
Financials — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR .	2,893	38,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Kaspi.KZ JSC GDR	1,631	$134,558
		173,324
TOTAL KAZAKHSTAN		354,601
KENYA — 0.6%
Communication Services — 0.6%
Safaricom	1,102,711	133,785
KUWAIT — 2.2%
Financials — 1.9%
Gulf Bank KSCP	28,613	26,246
National Bank of Kuwait SAK	126,380	413,772
		440,018
Real Estate — 0.3%
Mabanee KPSC .	32,287	80,098
TOTAL KUWAIT		520,116
LUXEMBOURG — 0.2%
Financials — 0.2%
Reinet Investments SCA	2,304	50,408
MALAYSIA — 7.0%
Communication Services — 1.8%
Axiata Group	133,600	89,556
CELCOMDIGI .	151,666	149,609
Maxis	115,845	114,274
Telekom Malaysia	56,755	63,110
		416,549
Consumer Staples — 1.2%
Nestle Malaysia .	3,432	104,256
PPB Group .	31,543	114,985
QL Resources .	52,967	67,092
		286,333
Energy — 0.3%
Petronas Dagangan	14,412	73,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.8%
CIMB Group Holdings	117,679	$133,495
Hong Leong Bank	11,112	50,173
Public Bank .	246,935	215,352
RHB Bank	25,633	31,492
		430,512
Health Care — 0.2%
Top Glove *	258,205	56,729
Utilities — 1.7%
Petronas Gas	39,006	147,786
Tenaga Nasional	127,100	253,602
		401,388
TOTAL MALAYSIA		1,664,662
MEXICO — 8.8%
Communication Services — 0.5%
Grupo Televisa	110,265	111,494
Consumer Staples — 2.7%
Kimberly-Clark de Mexico, Cl A	69,491	157,095
Wal-Mart de Mexico	121,280	487,366
		644,461
Financials — 2.0%
Banco del Bajio .	12,844	42,115
Grupo Financiero Banorte, Cl O	41,064	353,935
Grupo Financiero Inbursa, Cl O *	33,655	81,642
		477,692
Industrials — 2.8%
Grupo Aeroportuario del Pacifico, Cl B	16,336	289,690
Grupo Aeroportuario del Sureste, Cl B .	8,878	253,977
Promotora y Operadora de Infraestructura .	10,321	106,998
		650,665
Real Estate — 0.8%
Fibra Uno Administracion ‡	140,126	192,956
TOTAL MEXICO		2,077,268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
MOROCCO — 0.3%
Financials — 0.3%
Attijariwafa Bank	1,464	$58,997
Banque Centrale Populaire	594	13,526
TOTAL MOROCCO		72,523
NIGERIA — 0.5%
Financials — 0.1%
Guaranty Trust Holding	216,406	11,653
Zenith Bank	230,376	11,381
		23,034
Materials — 0.4%
Dangote Cement .	146,538	85,732
TOTAL NIGERIA		108,766
OMAN — 0.2%
Financials — 0.2%
BankMuscat SAOG	63,670	44,817
PERU — 0.7%
Financials — 0.7%
Credicorp .	1,217	164,879
PHILIPPINES — 5.1%
Communication Services — 0.4%
PLDT	4,213	91,585
Consumer Staples — 0.5%
Universal Robina .	42,844	113,714
Financials — 0.8%
Bank of the Philippine Islands	33,068	64,244
BDO Unibank	39,864	103,645
Metropolitan Bank & Trust	29,702	31,426
		199,315
Industrials — 0.8%
SM Investments .	12,001	193,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.2%
Ayala Land .	362,438	$174,397
SM Prime Holdings	567,098	347,621
		522,018
Utilities — 0.4%
Manila Electric .	13,686	83,769
TOTAL PHILIPPINES		1,204,333
POLAND — 3.6%
Communication Services — 0.2%
Cyfrowy Polsat .	12,369	51,986
Consumer Discretionary — 0.6%
Allegro.eu *	18,227	143,703
Consumer Staples — 1.1%
Dino Polska *	2,407	245,601
Financials — 1.4%
Bank Polska Kasa Opieki .	3,088	71,427
Powszechna Kasa Oszczednosci Bank Polski	14,725	113,804
Powszechny Zaklad Ubezpieczen	10,168	93,851
Santander Bank Polska	595	48,495
		327,577
Utilities — 0.3%
PGE Polska Grupa Energetyczna *	43,475	72,062
TOTAL POLAND		840,929
QATAR — 4.9%
Energy — 1.1%
Qatar Fuel QSC .	29,095	132,206
Qatar Gas Transport .	122,466	133,232
		265,438
Financials — 1.5%
Commercial Bank PSQC .	54,927	88,457
Masraf Al Rayan QSC	94,660	66,314
Qatar International Islamic Bank QSC	16,314	44,326

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Qatar Islamic Bank SAQ .	28,060	$137,987
		337,084
Industrials — 1.1%
Industries Qatar QSC .	74,296	260,444
Materials — 0.5%
Mesaieed Petrochemical Holding .	215,993	117,491
Real Estate — 0.3%
Barwa Real Estate	103,960	71,401
Utilities — 0.4%
Qatar Electricity & Water QSC .	21,613	99,574
TOTAL QATAR		1,151,432
ROMANIA — 1.7%
Energy — 0.7%
OMV Petrom .	1,530,422	166,226
Financials — 0.4%
Banca Transilvania	18,007	77,224
BRD-Groupe Societe Generale	6,869	19,075
		96,299
Real Estate — 0.6%
NEPI Rockcastle	22,267	134,622
TOTAL ROMANIA		397,147
SAUDI ARABIA — 10.8%
Communication Services — 2.5%
Etihad Etisalat	8,435	103,450
Mobile Telecommunications Saudi Arabia .	9,961	39,730
Saudi Research & Media Group *	811	45,581
Saudi Telecom .	33,911	406,856
		595,617
Consumer Discretionary — 0.2%
Jarir Marketing	1,316	57,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.8%
Almarai JSC	5,589	$87,768
Nahdi Medical .	879	41,997
Savola Group	5,896	50,067
		179,832
Financials — 4.0%
Al Rajhi Bank	15,303	313,347
Alinma Bank .	7,566	63,845
Arab National Bank .	4,681	34,071
Bank AlBilad	3,816	42,070
Bank Al-Jazira	3,137	16,243
Banque Saudi Fransi	4,595	47,289
Bupa Arabia for Cooperative Insurance .	587	27,607
Riyad Bank	10,423	83,368
Saudi British Bank .	7,141	68,826
Saudi Investment Bank	3,826	16,709
Saudi National Bank .	17,131	223,347
Saudi Tadawul Group Holding	375	16,717
		953,439
Health Care — 1.0%
Dr Sulaiman Al Habib Medical Services
Group .	1,978	151,355
Mouwasat Medical Services .	1,096	72,118
		223,473
Information Technology — 0.3%
Elm	535	63,189
Materials — 1.3%
SABIC Agri-Nutrients	4,843	172,508
Saudi Kayan Petrochemical *	16,434	55,471
Yanbu National Petrochemical .	5,660	67,454
		295,433
Real Estate — 0.2%
Dar Al Arkan Real Estate Development *	11,917	51,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.5%
Saudi Electricity .	18,839	$121,552
TOTAL SAUDI ARABIA		2,540,887
SOUTH AFRICA — 7.5%
Communication Services — 0.5%
MultiChoice Group .	18,336	114,817
Consumer Discretionary — 0.8%
Mr Price Group	12,626	103,874
Pepkor Holdings .	98,180	91,018
		194,892
Consumer Staples — 2.0%
Clicks Group .	12,012	175,636
Shoprite Holdings .	24,678	300,921
		476,557
Financials — 3.3%
Absa Group .	14,275	138,692
Capitec Bank Holdings	1,466	127,717
Nedbank Group	7,746	89,412
Old Mutual .	82,435	52,391
Remgro .	8,898	68,147
Sanlam .	29,979	92,526
Standard Bank Group .	22,771	213,328
		782,213
Materials — 0.9%
African Rainbow Minerals	5,447	68,431
Harmony Gold Mining .	27,343	127,969
		196,400
TOTAL SOUTH AFRICA		1,764,879
SRI LANKA — 0.1%
Industrials — 0.1%
John Keells Holdings	64,452	27,721

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 9.4%
Communication Services — 1.1%
Advanced Info Service NVDR	30,773	$192,852
Intouch Holdings PCL NVDR	28,566	62,741
		255,593
Consumer Discretionary — 0.7%
Central Retail NVDR .	46,316	60,697
Home Product Center NVDR	151,133	61,962
PTT Oil & Retail Business NVDR .	81,658	53,088
		175,747
Consumer Staples — 1.4%
Berli Jucker NVDR	32,583	37,213
CP ALL NVDR	151,023	286,368
		323,581
Energy — 0.9%
PTT Exploration & Production NVDR .	36,026	156,142
Thai Oil NVDR .	33,119	45,099
		201,241
Financials — 0.3%
Kasikornbank NVDR .	5,193	19,009
Krung Thai Bank NVDR .	30,600	16,130
Krungthai Card NVDR	8,508	13,143
SCB X NVDR .	7,899	23,942
Srisawad NVDR .	6,212	10,096
		82,320
Health Care — 1.4%
Bangkok Dusit Medical Services NVDR .	266,807	228,541
Bumrungrad Hospital NVDR	15,325	106,812
		335,353
Industrials — 1.4%
Airports of Thailand NVDR *	110,722	237,511
Bangkok Expressway & Metro NVDR .	195,336	50,625
BTS Group Holdings PCL NVDR	215,201	48,526
		336,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.2%
SCG Packaging NVDR .	35,249	$45,419
Real Estate — 0.7%
Central Pattana NVDR .	52,381	104,309
Land & Houses NVDR	213,635	61,311
		165,620
Utilities — 1.3%
Electricity Generating NVDR .	7,300	33,456
Energy Absolute NVDR .	43,580	86,465
Global Power Synergy NVDR .	19,031	35,668
Gulf Energy Development NVDR	76,076	113,064
Ratch Group NVDR	29,465	32,574
		301,227
TOTAL THAILAND		2,222,763
TURKEY — 2.8%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	59,496	101,259
Consumer Staples — 0.8%
BIM Birlesik Magazalar .	22,417	180,044
Financials — 0.5%
Akbank Turk	53,451	44,111
Haci Omer Sabanci Holding .	16,907	33,209
Turkiye Is Bankasi, Cl C	58,025	32,312
		109,632
Industrials — 0.3%
Aselsan Elektronik Sanayi Ve Ticaret .	33,293	76,555
Materials — 0.8%
Eregli Demir ve Celik Fabrikalari *	68,262	116,319
Hektas Ticaret *	55,521	76,909
		193,228
TOTAL TURKEY		660,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 7.3%
Communication Services — 1.8%
Emirates Telecommunications Group PJSC	63,286	$413,634
Consumer Discretionary — 0.7%
Abu Dhabi National Oil for Distribution PJSC .	147,026	175,774
Financials — 2.8%
Abu Dhabi Commercial Bank PJSC	47,574	114,271
Abu Dhabi Islamic Bank PJSC	23,464	72,590
Dubai Islamic Bank PJSC	46,536	70,463
Emirates NBD Bank PJSC	30,790	118,230
First Abu Dhabi Bank PJSC	71,801	277,271
		652,825
Industrials — 0.9%
Multiply Group PJSC *	158,082	144,650
Q Holding PJSC *	96,763	67,197
		211,847
Real Estate — 1.1%
Aldar Properties PJSC	181,262	266,562
TOTAL UNITED ARAB EMIRATES		1,720,642
VIETNAM — 5.8%
Consumer Staples — 1.6%
Masan Group	55,052	171,531
Saigon Beer Alcohol Beverage	50	367
Vietnam Dairy Products JSC	71,296	212,724
		384,622
Financials — 0.4%
Bank for Foreign Trade of Vietnam JSC *	15,206	58,656
Ho Chi Minh City Development Joint Stock
Commercial Bank *	10	8
SSI Securities .	35,850	32,930
		91,594
Industrials — 0.3%
Vietjet Aviation JSC *	15,380	63,589

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.1%
Hoa Phat Group JSC	276,421	$255,084
Real Estate — 2.4%
No Va Land Investment Group *	64,746	39,464
Vincom Retail JSC *	89,090	105,187
Vingroup JSC *	92,929	206,368
Vinhomes JSC	106,257	224,190
		575,209
TOTAL VIETNAM		1,370,098
TOTAL COMMON STOCK
(Cost $22,956,711)		23,476,428
	Face Amount
CORPORATE OBLIGATION — 0.0%
Oman — 0.0%
Financials — 0.0%
Bank Muscat SAOG
4.250%(A)
(Cost $–)	$2,686	5,191
TOTAL INVESTMENTS — 99.6%
(Cost $22,956,711)		$23,481,619

Percentages are based on Net Assets of $23,575,474.

* Non-income producing security.
‡ Real Estate Investment Trust
(A) Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$18,968,291	$4,508,137	$—	$23,476,428
Corporate Obligation	—	5,191	—	5,191
Total Investments in Securities	$18,968,291	$4,513,328	$—	$23,481,619

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — 97.4%
CHINA — 2.8%
Industrials — 2.8%
Fosun International .	600,090	$419,686
IRELAND — 0.2%
Industrials — 0.2%
Fusion Fuel Green, Cl A *	12,027	34,878
PORTUGAL — 77.6%
Communication Services — 4.5%
NOS SGPS .	140,437	618,307
Pharol SGPS *	906,383	51,233
		669,540
Consumer Discretionary — 1.6%
Ibersol SGPS .	32,231	239,829
Consumer Staples — 9.4%
Jeronimo Martins	28,958	732,102
Sonae .	582,488	664,929
		1,397,031
Energy — 4.0%
Galp Energia	49,404	599,415

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Portugal ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.0%
Banco Comercial Portugues, Cl R .	2,866,231	$737,284
Industrials — 5.5%
CTT-Correios de Portugal	130,206	538,333
Mota-Engil	125,973	275,644
		813,977
Materials — 14.8%
Altri .	98,950	512,338
Corticeira Amorim SGPS	54,977	621,511
Navigator .	180,555	663,776
Ramada Investimentos E Industria .	8,681	71,495
Semapa-Sociedade de Investimento e Gestao	22,418	339,561
		2,208,681
Utilities — 32.8%
EDP - Energias de Portugal	668,183	3,688,358
Greenvolt-Energias Renovaveis *	76,720	522,167
REN - Redes Energeticas Nacionais	230,875	671,623
		4,882,148
TOTAL PORTUGAL		11,547,905
SPAIN — 16.8%
Utilities — 16.8%
EDP Renovaveis .	112,438	2,502,484
TOTAL COMMON STOCK
(Cost $14,853,830)		14,504,953
TOTAL INVESTMENTS — 97.4%
(Cost $14,853,830)		$14,504,953

Percentages are based on Net Assets of $14,885,233.

A list of the open futures contracts held by the Fund at April 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Euro STOXX 50	5	Jun-2023	$215,955	$238,463	$14,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Portugal ETF

* Non-income producing security.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,504,953	$—	$—	$14,504,953
Total Investments in Securities	$14,504,953	$—	$—	$14,504,953

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$14,170	$—	$—	$14,170
Total Other Financial Instruments	$14,170	$—	$—	$14,170

* Futures contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 93.8%
FRANCE — 6.1%
Industrials — 6.1%
Airbus .	25,268	$3,547,228
GERMANY — 87.0%
Communication Services — 6.5%
Deutsche Telekom	154,391	3,729,383
Consumer Discretionary — 10.5%
adidas	7,113	1,252,039
Bayerische Motoren Werke	13,038	1,460,118
Continental	4,572	320,111
Mercedes-Benz Group	34,022	2,650,996
Zalando *	9,914	406,826
		6,090,090
Consumer Staples — 1.0%
Beiersdorf	4,199	586,877
Financials — 17.5%
Allianz .	17,287	4,340,835
Commerzbank .	45,316	503,539

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Deutsche Bank	87,922	$965,123
Deutsche Boerse .	7,937	1,515,023
Hannover Rueck .	2,572	549,723
Muenchener Rueckversicherungs-Gesellschaft
in Muenchen .	5,949	2,236,293
		10,110,536
Health Care — 8.8%
Bayer .	42,510	2,804,590
Fresenius & KGaA	17,765	514,240
Merck KGaA .	5,575	1,000,459
Siemens Healthineers .	12,081	752,495
		5,071,784
Industrials — 17.4%
Brenntag	6,625	539,625
Daimler Truck Holding	20,251	669,369
Deutsche Post .	40,770	1,958,832
MTU Aero Engines .	2,297	602,779
Rheinmetall .	1,861	545,480
Siemens	32,048	5,268,213
Siemens Energy .	19,723	482,950
		10,067,248
Information Technology — 13.9%
Infineon Technologies	56,536	2,053,783
SAP .	44,335	6,013,467
		8,067,250
Materials — 6.0%
BASF	38,590	1,995,961
Covestro	8,039	353,137
HeidelbergCement .	5,892	445,966
Symrise, Cl A	5,400	652,495
		3,447,559
Real Estate — 1.1%
Vonovia	29,217	633,014

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 4.3%
E.ON	86,168	$1,142,026
RWE .	29,194	1,371,389
		2,513,415
TOTAL GERMANY		50,317,156
UNITED STATES — 0.7%
Health Care — 0.7%
QIAGEN *	9,770	436,943
TOTAL COMMON STOCK
(Cost $48,133,242)		54,301,327
PREFERRED STOCK — 5.5%
GERMANY— 5.5%
Consumer Discretionary — 3.8%
Dr Ing hc F Porsche *(A)	4,894	612,696
Porsche Automobil Holding (A)	6,544	364,695
Volkswagen (A)	8,900	1,215,226
		2,192,617
Consumer Staples — 1.0%
Henkel & KGaA (A)	7,011	567,196
Health Care — 0.7%
Sartorius (A)	1,053	408,738
TOTAL GERMANY		3,168,551
TOTAL PREFERRED STOCK
(Cost $3,512,772)		3,168,551
TOTAL INVESTMENTS — 99.3%
(Cost $51,646,014)		$57,469,878

Percentages are based on Net Assets of $57,861,670.

* Non-income producing security.
(A) There is currently no stated interest rate.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — 99.2%
PAKISTAN — 99.2%
Consumer Discretionary — 1.4%
Nishat Mills	1,149,077	$222,556
Energy — 23.3%
Mari Petroleum	139,551	782,156
Oil & Gas Development .	2,843,377	861,754
Pakistan Oilfields	649,851	937,526
Pakistan Petroleum	2,739,991	643,124
Pakistan State Oil	1,428,619	579,234
		3,803,794
Financials — 16.6%
Bank Alfalah	4,024,704	414,162
Habib Bank .	2,688,759	687,309
MCB Bank .	1,796,075	760,131
United Bank .	1,973,046	853,600
		2,715,202
Health Care — 1.4%
Searle *	1,243,192	238,637
Industrials — 9.0%
Millat Tractors .	417,296	768,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TRG Pakistan *	1,804,424	$696,745
		1,464,754
Information Technology — 6.4%
Systems	655,839	1,051,803
Materials — 32.7%
DG Khan Cement	1,708,812	270,846
Engro .	1,617,375	1,752,337
Engro Fertilizers .	3,149,826	932,533
Engro Polymer & Chemicals	1,933,985	312,059
Fauji Cement *	7,293,955	309,850
Fauji Fertilizer .	2,025,229	734,454
Lucky Cement *	503,609	712,236
Maple Leaf Cement Factory *	3,217,547	314,200
		5,338,515
Utilities — 8.4%
Hub Power .	5,419,005	1,372,804
TOTAL PAKISTAN		16,208,065
TOTAL COMMON STOCK
(Cost $27,171,280)		16,208,065
TOTAL INVESTMENTS — 99.2%
(Cost $27,171,280)		$16,208,065

Percentages are based on Net Assets of $16,338,126.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 98.8%
Consumer Staples — 98.8%
Angel Yeast, Cl A	34,654	$200,218
Anhui Gujing Distillery, Cl A	11,926	471,545
Anhui Gujing Distillery, Cl B	48,100	852,331
Anhui Kouzi Distillery, Cl A	23,200	201,430
Anhui Yingjia Distillery, Cl A .	23,200	214,499
Anjoy Foods Group, Cl A .	10,200	250,284
Beijing Dabeinong Technology Group, Cl A *	182,000	185,858
Beijing Yanjing Brewery, Cl A .	109,900	207,791
By-health, Cl A .	66,000	227,650
China Feihe .	1,367,000	919,472
China Mengniu Dairy	802,100	3,223,768
China Resources Beer Holdings .	498,475	3,832,274
Chongqing Brewery, Cl A	15,272	229,767
Chongqing Fuling Zhacai Group, Cl A	44,000	163,906
Dali Foods Group	981,700	407,692
DaShenLin Pharmaceutical Group, Cl A	38,048	189,161
Foshan Haitian Flavouring & Food, Cl A	88,612	903,623
Fujian Sunner Development, Cl A .	55,200	170,625
Guangdong Haid Group, Cl A .	47,991	380,490
Heilongjiang Agriculture, Cl A	86,600	169,741
Henan Shuanghui Investment & Development,
Cl A	98,140	353,677
Hengan International Group	250,580	1,117,250
Inner Mongolia Yili Industrial Group, Cl A .	154,529	659,788
Jiangsu King's Luck Brewery JSC, Cl A .	38,700	334,274
Jiangsu Yanghe Brewery Joint-Stock, Cl A .	36,294	784,778
JiuGui Liquor, Cl A .	10,950	176,810
Jonjee Hi-Tech Industrial And Commercial
Holding, Cl A .	34,000	180,479
Juewei Food, Cl A	25,800	148,131
Kweichow Moutai, Cl A .	14,003	3,560,837
Luzhou Laojiao, Cl A .	34,247	1,119,134

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Staples ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Meihua Holdings Group, Cl A	131,200	$180,789
Muyuan Foods, Cl A .	124,364	859,900
New Hope Liuhe, Cl A *	152,550	286,668
Nongfu Spring, Cl H .	623,700	3,368,817
Shanghai Bairun Investment Holding Group,
Cl A	37,764	223,532
Shanxi Xinghuacun Fen Wine Factory, Cl A .	28,078	1,007,657
Sichuan Swellfun, Cl A	18,168	172,016
Smoore International Holdings	703,000	816,744
Tingyi Cayman Islands Holding	745,000	1,298,309
Toly Bread, Cl A .	85,284	141,170
Tsingtao Brewery, Cl A	3,950	66,639
Tsingtao Brewery, Cl H .	181,860	1,939,092
Uni-President China Holdings	589,600	588,105
Want Want China Holdings	1,819,800	1,159,123
Wens Foodstuffs Group .	179,644	513,250
Wuliangye Yibin, Cl A	83,398	2,035,787
Yifeng Pharmacy Chain, Cl A .	26,730	192,312
Yihai International Holding .	194,040	511,679
Yihai Kerry Arawana Holdings, Cl A	45,500	285,490
Yuan Longping High-tech Agriculture, Cl A *	68,400	150,469
Yunnan Botanee Bio-Technology Group, Cl A .	10,750	177,059
TOTAL CHINA		37,811,890
HONG KONG — 1.1%
Consumer Staples — 1.1%
Vinda International Holdings .	162,500	424,368
TOTAL COMMON STOCK
(Cost $39,066,899)		38,236,258
TOTAL INVESTMENTS — 99.9%
(Cost $39,066,899)		$38,236,258

Percentages are based on Net Assets of $38,287,282.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Consumer Staples ETF

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 92.3%
Health Care — 92.3%
3SBio	122,900	$122,902
Aier Eye Hospital Group, Cl A	35,448	150,839
Akeso *	25,000	136,467
Apeloa Pharmaceutical, Cl A .	7,900	23,586
Asymchem Laboratories Tianjin, Cl A .	1,858	33,936
Autobio Diagnostics, Cl A .	1,100	9,093
BeiGene *	44,439	854,825
Beijing Tongrentang, Cl A .	7,300	61,325
Beijing Wantai Biological Pharmacy
Enterprise, Cl A	2,990	45,317
Betta Pharmaceuticals, Cl A	2,820	27,755
BGI Genomics, Cl A .	2,433	21,817
Bloomage Biotechnology, Cl A .	1,887	27,090
Changchun High & New Technology Industry
Group, Cl A	2,065	48,591
China Medical System Holdings .	107,900	178,690
China Meheco, Cl A .	9,800	20,143
China Resources Pharmaceutical Group .	122,700	121,607
China Resources Sanjiu Medical &
Pharmaceutical, Cl A .	5,200	44,277
China Traditional Chinese Medicine Holdings .	234,500	127,856
Chongqing Zhifei Biological Products, Cl A .	7,833	92,051
CSPC Pharmaceutical Group .	616,408	626,624
Daan Gene, Cl A .	8,960	20,164
Dong-E-E-Jiao, Cl E .	6,200	46,093
Genscript Biotech *	89,271	234,268
Guangzhou Baiyunshan Pharmaceutical
Holdings, Cl A	10,959	52,981
Guangzhou Kingmed Diagnostics Group, Cl A .	2,740	32,374
Hangzhou Tigermed Consulting, Cl A .	2,916	38,311
Hangzhou Tigermed Consulting, Cl H .	9,520	78,950
Hansoh Pharmaceutical Group	94,500	171,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Huadong Medicine, Cl A .	10,411	$62,331
Hualan Biological Engineering, Cl A	10,470	35,206
Hubei Jumpcan Pharmaceutical, Cl A .	5,600	25,520
Humanwell Healthcare Group, Cl A .	9,500	37,022
Hygeia Healthcare Holdings *	25,600	187,518
Imeik Technology Development, Cl A .	1,051	82,579
Innovent Biologics *	78,400	374,028
iRay Technology, Cl A	617	24,561
Jafron Biomedical, Cl A	5,200	21,632
Jiangsu Hengrui Pharmaceuticals, Cl A	29,972	210,615
Jiangsu Yuyue Medical Equipment & Supply,
Cl A	5,900	26,896
Joincare Pharmaceutical Group Industry, Cl A .	12,600	23,568
Joinn Laboratories China, Cl A .	2,440	17,442
Jointown Pharmaceutical Group, Cl A .	18,970	45,403
Lepu Medical Technology Beijing, Cl A .	10,301	35,590
Livzon Pharmaceutical Group, Cl A .	4,100	21,195
Meinian Onehealth Healthcare Holdings, Cl A
*	36,820	37,281
Microport Scientific *	52,100	114,688
Nanjing King-Friend Biochemical
Pharmaceutical, Cl A .	10,036	21,019
Ovctek China, Cl A .	5,624	26,295
Pharmaron Beijing, Cl A	5,000	35,359
Pharmaron Beijing, Cl H .	15,775	68,024
Porton Pharma Solutions, Cl A	3,400	16,859
Shandong Buchang Pharmaceuticals, Cl A	11,387	35,411
Shandong Weigao Group Medical Polymer,
Cl H	186,300	316,595
Shanghai Fosun Pharmaceutical Group, Cl A .	12,374	56,658
Shanghai Fosun Pharmaceutical Group, Cl H	42,500	121,005
Shanghai Junshi Biosciences, Cl A *	4,180	31,867
Shanghai Medicilon, Cl A	481	10,421
Shanghai Pharmaceuticals Holding, Cl A	14,900	49,306
Shanghai Pharmaceuticals Holding, Cl H	66,900	135,677
Shanghai RAAS Blood Products, Cl A	39,200	37,200
Shenzhen Kangtai Biological Products, Cl A	6,448	28,229
Shenzhen Mindray Bio-Medical Electronics,
Cl A	5,417	244,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Health Care ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shenzhen New Industries Biomedical
Engineering, Cl A .	4,400	$33,607
Shenzhen Salubris Pharmaceuticals, Cl A .	9,000	46,708
Shijiazhuang Yiling Pharmaceutical, Cl A	9,827	44,669
Sichuan Kelun Pharmaceutical, Cl A .	11,300	51,903
Sinopharm Group, Cl H	101,500	358,810
Topchoice Medical, Cl A *	1,755	30,216
Walvax Biotechnology, Cl A .	8,500	39,190
WuXi AppTec, Cl A .	12,424	121,185
WuXi AppTec, Cl H .	26,056	227,868
Wuxi Biologics Cayman *	114,280	676,226
Yunnan Baiyao Group, Cl A	10,114	85,008
Zai Lab ADR *	6,574	229,959
Zhangzhou Pientzehuang Pharmaceutical,
Cl A	3,016	118,462
Zhejiang Huahai Pharmaceutical, Cl A .	8,810	24,916
Zhejiang Jiuzhou Pharmaceutical, Cl A	5,100	23,617
Zhejiang NHU, Cl A	17,768	43,809
Zhejiang Wolwo Bio-Pharmaceutical, Cl A .	3,123	20,885
TOTAL CHINA		8,243,920
HONG KONG — 4.8%
Health Care — 4.8%
Sino Biopharmaceutical	763,400	422,064
UNITED STATES — 2.8%
Health Care — 2.8%
Legend Biotech ADR *	3,672	252,303
TOTAL COMMON STOCK
(Cost $11,850,318)		8,918,287
TOTAL INVESTMENTS — 99.9%
(Cost $11,850,318)		$8,918,287

Percentages are based on Net Assets of $8,930,583.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Health Care ETF

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA — 98.9%
Consumer Discretionary — 1.9%
TravelSky Technology, Cl H .	140,900	$280,368
Information Technology — 97.0%
360 Security Technology, Cl A .	47,559	109,705
3peak, Cl A	419	14,057
AAC Technologies Holdings *	111,500	234,366
Advanced Micro-Fabrication Equipment
China, Cl A *	3,891	101,978
Amlogic Shanghai, Cl A *	1,705	20,606
Avary Holding Shenzhen, Cl A	11,400	42,993
Beijing Kingsoft Office Software, Cl A	2,881	183,182
Beijing Shiji Information Technology, Cl A	34,292	94,853
Beijing Yuanliu Hongyuan Electronic
Technology, Cl A .	1,480	15,135
BOE Technology Group, Cl A	370,500	215,132
BYD Electronic International	100,600	303,085
CETC Cyberspace Security Technology, Cl A ..	4,400	20,655
Chaozhou Three-Circle Group, Cl A	25,289	110,496
China Greatwall Technology Group, Cl A	30,100	50,433
China National Software & Service, Cl A .	3,300	27,126
China Railway Signal & Communication,
Cl A	29,649	27,922
China Resources Microelectronics, Cl A	6,300	52,096
China Zhenhua Group Science & Technology,
Cl A	3,200	41,539
Chinasoft International .	346,700	230,106
Daqo New Energy ADR *	7,893	362,447
DHC Software, Cl A	63,800	71,695
Flat Glass Group, Cl A .	10,200	45,127
Flat Glass Group, Cl H .	50,900	142,327
Foxconn Industrial Internet, Cl A .	65,350	152,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
GCL Technology Holdings *	2,418,900	$603,962
GDS Holdings, Cl A *	110,880	213,288
GigaDevice Semiconductor, Cl A .	6,643	104,079
GoerTek, Cl A	42,200	108,133
GRG Banking Equipment, Cl A .	21,400	36,567
Guangzhou Haige Communications Group,
Cl A	47,200	67,153
Guangzhou Shiyuan Electronic Technology,
Cl A	6,400	61,003
Hangzhou Chang Chuan Technology, Cl A	2,900	20,190
Hangzhou First Applied Material, Cl A	10,292	73,036
Hangzhou Lion Electronics, Cl A .	3,300	21,974
Hangzhou Silan Microelectronics, Cl A .	11,500	54,649
Hengdian Group DMEGC Magnetics, Cl A	7,000	19,211
Hengtong Optic-electric, Cl A	11,700	24,606
Hua Hong Semiconductor *	86,900	354,800
Hundsun Technologies, Cl A	21,728	155,038
Iflytek .	26,750	234,146
Ingenic Semiconductor, Cl A	3,700	47,254
Inspur Electronic Information Industry, Cl A	13,852	82,233
JA Solar Technology, Cl A .	23,688	138,195
JCET Group, Cl A	15,700	62,476
Jiangsu Pacific Quartz, Cl A	1,600	27,432
Kingboard Holdings	98,600	300,828
Kingdee International Software Group *	349,600	534,427
Lenovo Group	962,000	982,846
Lens Technology, Cl A	66,700	112,335
Lingyi iTech Guangdong, Cl A *	62,497	53,531
LONGi Green Energy Technology, Cl A .	63,991	322,300
Luxshare Precision Industry, Cl A .	63,452	239,208
Maxscend Microelectronics, Cl A	4,302	63,089
Montage Technology, Cl A	6,891	60,616
NAURA Technology Group, Cl A .	5,058	244,394
NavInfo, Cl A .	11,500	19,667
Ninestar, Cl A .	16,470	94,159
Raytron Technology, Cl A	3,078	22,990
Risen Energy, Cl A *	4,300	15,434
Sangfor Technologies, Cl A	4,110	70,728
SG Micro, Cl A .	3,400	60,945

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shanghai Aiko Solar Energy, Cl A *	5,700	$25,687
Shanghai Baosight Software, Cl A	13,762	107,341
Shanghai Baosight Software, Cl B	61,950	211,869
Shanghai Friendess Electronic Technology,
Cl A	623	17,602
Shanghai Fudan Microelectronics Group, Cl A .	2,015	16,051
Shanghai Fudan Microelectronics Group, Cl H	30,200	90,986
Shengyi Technology, Cl A	21,000	48,684
Shennan Circuits, Cl A .	4,482	53,254
Shenzhen SC New Energy Technology, Cl A	3,200	47,515
Shenzhen Sunlord Electronics, Cl A .	4,900	15,599
Shenzhen Transsion Holdings, Cl A	4,366	68,739
StarPower Semiconductor, Cl A .	1,040	36,357
Sunny Optical Technology Group .	92,780	973,316
Suzhou Dongshan Precision Manufacturing,
Cl A	25,100	89,549
TCL Zhonghuan Renewable Energy
Technology, Cl A .	31,000	186,181
Thunder Software Technology, Cl A .	4,300	52,476
Tianjin 712 Communication & Broadcasting,
Cl A	7,000	32,779
Tianma Microelectronics, Cl A	49,800	70,925
Tianshui Huatian Technology, Cl A .	29,800	38,567
TongFu Microelectronics, Cl A *	13,300	34,368
Tongwei, Cl A	29,900	172,017
Trina Solar, Cl A .	15,575	110,684
Unigroup Guoxin Microelectronics, Cl A	8,159	124,920
Unisplendour, Cl A	27,513	117,750
Will Semiconductor Shanghai, Cl A .	11,785	155,329
Wingtech Technology, Cl A	12,440	94,460
Wuhan DR Laser Technology, Cl A .	1,000	14,112
Wuhan Guide Infrared, Cl A .	30,365	48,421
WUS Printed Circuit Kunshan, Cl A	17,420	55,179
Wuxi Autowell Technology, Cl A .	603	14,566
Xiamen Faratronic, Cl A	1,260	24,244
Xiaomi, Cl B *	866,400	1,220,701
Xinyi Solar Holdings	647,900	692,478
Yangzhou Yangjie Electronic Technology,
Cl A	2,300	14,767

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Information Technology ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Yealink Network Technology, Cl A	7,100	$67,613
Yonyou Network Technology, Cl A .	38,956	121,596
Zhejiang Dahua Technology, Cl A .	53,593	181,682
Zhejiang Jingsheng Mechanical & Electrical,
Cl A	11,900	117,603
Zhejiang Supcon Technology, Cl A	2,209	30,755
Zhongji Innolight, Cl A	7,200	93,598
Zhuzhou Hongda Electronics, Cl A	3,000	17,831
ZTE, Cl A	42,731	219,850
ZTE, Cl H .	116,100	372,708
		14,676,852
TOTAL CHINA		14,957,220
HONG KONG — 1.1%
Information Technology — 1.1%
Kingboard Laminates Holdings	163,300	167,879
TOTAL COMMON STOCK
(Cost $20,905,712)		15,125,099
TOTAL INVESTMENTS — 100.0%
(Cost $20,905,712)		$15,125,099

Percentages are based on Net Assets of $15,126,397.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Utilities ETF

	Shares	Value
COMMON STOCK — 98.9%
CHINA — 98.9%
Utilities — 98.9%
Beijing Enterprises Holdings .	32,600	$134,970
Beijing Enterprises Water Group	298,100	75,570
CECEP Solar Energy, Cl A .	40,700	40,916
CECEP Wind-Power, Cl A	63,100	34,816
CGN Power, Cl H .	437,500	115,368
China Gas Holdings .	142,190	182,223
China Longyuan Power Group, Cl H	154,900	161,809
China National Nuclear Power, Cl A	79,500	79,233
China Power International Development	252,700	95,609
China Resources Gas Group .	25,520	80,462
China Resources Power Holdings	95,950	208,281
China Three Gorges Renewables Group, Cl A .	107,900	84,472
China Yangtze Power, Cl A	68,100	215,221
Datang International Power Generation, Cl A *.	82,100	36,880
ENN Energy Holdings	13,640	185,923
ENN Natural Gas, Cl A .	3,400	9,969
GD Power Development, Cl A *	104,200	58,096
Guangdong Investment	102,160	97,606
Huadian Power International, Cl A .	64,000	58,424
Huaneng Power International, Cl A *	13,100	18,354
Huaneng Power International, Cl H *	153,200	95,239
Kunlun Energy	130,360	120,564
Shanghai Electric Power, Cl A *	24,900	37,620
Shenzhen Energy Group, Cl A	45,980	42,638
Sichuan Chuantou Energy, Cl A .	29,800	61,896
TOTAL CHINA		2,332,159
TOTAL COMMON STOCK
(Cost $2,466,224)		2,332,159

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Utilities ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 3.4%
U.S. Treasury Bill
12.007%, 05/02/23(A)
(Cost $79,991)	$80,000	$79,991
TOTAL INVESTMENTS — 102.3%
(Cost $2,546,215)		$2,412,150

Percentages are based on Net Assets of $2,357,803.

* Non-income producing security.
(A) Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,332,159	$—	$—	$2,332,159
U.S. Treasury Obligation	—	79,991	—	79,991
Total Investments in Securities	$2,332,159	$79,991	$—	$2,412,150

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Real Estate — 99.9%
C&D International Investment Group	101,800	$311,888
China Jinmao Holdings Group	1,549,100	288,117
China Merchants Shekou Industrial Zone
Holdings, Cl A	142,200	280,569
China Overseas Land & Investment .	257,800	651,569
China Overseas Property Holdings	18,900	20,923
China Resources Land	140,000	649,180
China Resources Mixc Lifestyle Services .	4,050	21,385
China Vanke, Cl A	99,500	217,590
China Vanke, Cl H .	277,800	432,453
Country Garden Holdings	1,021,300	261,508
Country Garden Services Holdings	159,300	248,389
Gemdale, Cl A .	134,400	158,409
Greentown China Holdings	233,500	279,609
Greentown Service Group .	450,200	275,859
Hangzhou Binjiang Real Estate Group, Cl A .	92,300	122,920
KE Holdings ADR *	34,463	540,724
Longfor Group Holdings .	207,700	564,898
Poly Developments and Holdings Group, Cl A .	153,153	307,711
Seazen Holdings, Cl A *	67,100	144,120
Shanghai Lingang Holdings, Cl A .	71,100	126,215
Shanghai Lujiazui Finance & Trade Zone
Development, Cl B .	363,485	275,158
Youngor Group, Cl A	137,700	136,442
Yuexiu Property .	230,020	331,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI China Real Estate ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Zhejiang China Commodities City Group,
Cl A	162,900	$227,765
TOTAL CHINA		6,875,103
TOTAL COMMON STOCK
(Cost $8,511,547)		6,875,103
TOTAL INVESTMENTS — 99.9%
(Cost $8,511,547)		$6,875,103

Percentages are based on Net Assets of $6,878,664.

* Non-income producing security.

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 100.1%
VIETNAM — 100.1%
Consumer Discretionary — 0.5%
FPT DIGITAL RETAIL JSC	8,300	$22,571
Consumer Staples — 20.0%
HAGL JSC *	41,500	13,479
Hoang Anh Gia Lai International Agriculture
JSC *	76,200	12,082
KIDO Group	29,900	81,438
Masan Group	86,520	269,580
Saigon Beer Alcohol Beverage	11,200	82,111
Thanh Thanh Cong - Bien Hoa JSC *	75,257	54,532
Vietnam Dairy Products JSC	128,000	381,910
Vinh Hoan .	21,900	56,288
		951,420
Energy — 3.2%
PetroVietnam Drilling & Well Services JSC *	68,152	60,858
PetroVietnam Technical Service	58,400	62,978
Vietnam National Petroleum Group	17,000	27,136
		150,972
Financials — 20.3%
Bank for Foreign Trade of Vietnam JSC *	54,575	210,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank for Investment and Development of
Vietnam JSC *	45,776	$84,875
Bao Viet Holdings	19,300	36,937
Saigon - Hanoi Commercial Joint Stock Bank*.	154,045	73,539
Saigon - Hanoi Securities JSC *	60,775	26,164
Saigon Thuong Tin Commercial JSB *	68,900	74,301
Southeast Asia Commercial Joint Stock Bank*.	7,800	10,622
SSI Securities .	191,150	175,580
Vietcap Securities JSC	50,040	67,826
Vietnam Export Import Commercial JSB *	62,500	50,350
Vietnam Joint Stock Commercial Bank for
Industry and Trade *	49,100	60,378
VNDirect Securities .	154,240	97,957
		969,050
Industrials — 9.3%
Development Investment Construction JSC *	46,980	37,446
Gelex Group JSC	88,100	49,380
Ha Do Group JSC *	19,008	27,303
Hoang Huy Investment Financial Services
JSC	78,316	26,171
IDICO JSC	26,340	43,337
PC1 Group JSC *	19,945	24,229
Tasco JSC *	25,600	17,568
Thaiholdings JSC *	25,200	42,428
Vietjet Aviation JSC *	32,500	134,372
Vietnam Construction and Import-Export JSC .	32,310	26,373
Viettel Construction Joint Stock	5,469	15,502
		444,109
Information Technology — 0.4%
Digiworld	12,520	18,304
Materials — 13.9%
Duc Giang Chemicals JSC	30,680	67,347
Hoa Phat Group JSC	499,740	461,164
Hoa Sen Group *	60,520	39,984
PetroVietNam Ca Mau Fertilizer JSC	20,600	20,810
Petrovietnam Fertilizer & Chemicals JSC	34,000	48,693

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Phuoc Hoa Rubber JSC	14,200	$24,967
		662,965
Real Estate — 28.2%
Dat Xanh Group JSC *	47,700	27,448
Khang Dien House Trading and Investment
JSC *	62,660	79,590
Kinh Bac City Development Holding *	62,200	68,401
Kosy JSC *	3,500	5,647
Nam Long Investment .	27,200	38,723
No Va Land Investment Group *	117,091	71,370
Phat Dat Real Estate Development *	55,289	33,346
Song da Urban & Industrial Zone Investment
& Development JSC *	3,100	5,484
Van Phu - Invest Investment JSC	25,720	56,897
Vincom Retail JSC *	157,000	185,367
Vingroup JSC *	166,200	369,082
Vinhomes JSC	189,100	398,979
		1,340,334
Utilities — 4.3%
Binh Duong Water Enviroment JSC	10,300	18,878
PetroVietnam Gas JSC	14,300	56,564
PetroVietnam Nhon Trach 2 Power JSC	32,900	44,243
PetroVietnam Power *	110,900	61,924
Pha Lai Thermal Power JSC	34,400	22,507
		204,116
TOTAL VIETNAM		4,763,841
TOTAL COMMON STOCK
(Cost $5,404,644)		4,763,841
TOTAL INVESTMENTS — 100.1%
(Cost $5,404,644)		$4,763,841

Percentages are based on Net Assets of $4,756,759.

* Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Global X MSCI Vietnam ETF

As of April 30, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2023 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
SDR — Swedish Depositary Receipt

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI Colombia ETF		Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Communication Services ETF
Assets:
Cost of Investments	$37,400,232		$6,819,946	$515,910,869		$8,887,523
Cost of Repurchase Agreement	1,198,692		—	6,230,422		—
Cost of Foreign Currency	335,028		150	906		—
Investments, at Value	$27,068,041	*	$6,143,439	$322,205,026	*	$7,898,566
Repurchase Agreement, at Value	1,198,692		—	6,230,422		—
Cash	16,343		12,221	433,764		10,792
Foreign Currency, at Value	333,257		150	900		—
Receivable for Investment Securities Sold	65,767		—	—		—
Dividend, Interest, and Securities Lending Income Receivable	6,109		1,493	5,121		—
Total Assets	28,688,209		6,157,303	328,875,233		7,909,358
Liabilities:
Obligation to Return Securities Lending Collateral	1,305,970		—	6,788,019		—
Payable for Investment Securities Purchased	130,351		—	—		—
Payable due to Investment Adviser	13,836		3,269	178,774		4,318
Unrealized Depreciation on Spot Contracts	976		—	—		—
Custodian Fees Payable	2,209		135	13		94
Total Liabilities	1,453,342		3,404	6,966,806		4,412
Net Assets	$27,234,867		$6,153,899	$321,908,427		$7,904,946
Net Assets Consist of:
Paid-in Capital	$135,090,298		$12,374,975	$708,945,220		$19,337,391
Total Distributable Loss	(107,855,431)		(6,221,076)	(387,036,793)		(11,432,445)
Net Assets	$27,234,867		$6,153,899	$321,908,427		$7,904,946
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,379,699		460,000	17,380,000		480,000
Net Asset Value, Offering and Redemption Price Per Share	$19.74		$13.38	$18.52		$16.47
* Includes Market Value of Securities on Loan	$1,238,278		$—	$6,540,520		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI Norway ETF
Assets:
Cost of Investments	$32,769,481	$9,428,352	$3,969,165	$78,970,687
Cost of Foreign Currency	—	—	—	66,736
Investments, at Value	$24,798,124	$10,625,916	$3,415,721	$58,532,321
Cash	27,106	7,941	3,492	71,843
Foreign Currency, at Value	—	—	—	66,487
Dividend, Interest, and Securities Lending Income Receivable	1,483	—	—	376,654
Unrealized Appreciation on Spot Contracts	—	31	—	231
Reclaim Receivable	—	—	—	152,754
Prepaid Expenses	—	59	—	—
Total Assets	24,826,713	10,633,947	3,419,213	59,200,290
Liabilities:
Payable due to Investment Adviser	12,972	5,577	1,889	25,060
Payable for Investment Securities Purchased	—	282,999	—	—
Custodian Fees Payable	45	—	77	1,221
Total Liabilities	13,017	288,576	1,966	26,281
Net Assets	$24,813,696	$10,345,371	$3,417,247	$59,174,009
Net Assets Consist of:
Paid-in Capital	$49,948,141	$10,753,040	$7,034,546	$132,265,430
Total Distributable Loss	(25,134,445)	(407,669)	(3,617,299)	(73,091,421)
Net Assets	$24,813,696	$10,345,371	$3,417,247	$59,174,009
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,960,000	650,000	189,971	2,416,111
Net Asset Value, Offering and Redemption Price Per Share	$12.66	$15.92	$17.99	$24.49

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF		Global X MSCI Greece ETF		Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$45,444,355	$52,906,726		$148,613,897		$48,857,726
Cost of Repurchase Agreement	—	11,537		1,381,411		—
Cost of Foreign Currency	14,774	4,857		53,117		3,334,225
Investments, at Value	$46,793,448	$48,269,376	*	$157,754,060	*	$47,968,362
Repurchase Agreement, at Value	—	11,537		1,381,411		—
Cash	11,373	43,402		121,775		—
Foreign Currency, at Value	14,774	4,857		54,022		3,145,200
Dividend, Interest, and Securities Lending Income Receivable	227,066	7,503		382		503,952
Unrealized Appreciation on Spot Contracts	30	—		—		—
Receivable for Investment Securities Sold	—	—		299,936		—
Reclaim Receivable	—	1,170		—		—
Total Assets	47,046,691	48,337,845		159,611,586		51,617,514
Liabilities:
Obligation to Return Securities Lending Collateral	—	12,569		1,505,042		—
Payable due to Investment Adviser	25,105	23,566		71,551		858,141
Payable for Investment Securities Purchased	6,055	—		—		33,364
Unrealized Depreciation on Spot Contracts	—	7		696		—
Cash Overdraft	—	—		—		7,984,446
Custodian Fees Payable	369	167		17,684		38,344
Total Liabilities	31,529	36,309		1,594,973		8,914,295
Net Assets	$47,015,162	$48,301,536		$158,016,613		$42,703,219
Net Assets Consist of:
Paid-in Capital	$55,141,543	$87,252,376		$388,032,796		$71,665,504
Total Distributable Loss	(8,126,381)	(38,950,840)		(230,016,183)		(28,962,285)
Net Assets	$47,015,162	$48,301,536		$158,016,613		$42,703,219
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	3,090,000	1,224,975		5,045,644		2,962,135
Net Asset Value, Offering and Redemption Price Per Share	$15.22	$39.43		$31.32		$14.42
* Includes Market Value of Securities on Loan	$—	$12,060		$1,464,932		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X DAX Germany ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$22,956,711	$14,853,830	$51,646,014	$27,171,280
Cost of Foreign Currency	45,441	(1,530)	48,020	99,323
Investments, at Value	$23,481,619	$14,504,953	$57,469,878	$16,208,065
Cash	41,758	30,997	22,236	1,432,113
Foreign Currency, at Value	38,552	—	48,148	99,324
Dividend, Interest, and Securities Lending Income Receivable	48,074	105,167	115,778	48,552
Reclaim Receivable	3,249	258,206	221,109	—
Unrealized Appreciation on Spot Contracts	28	—	—	—
Receivable for Investment Securities Sold	—	—	1,812,857	—
Receivable for Variation Margin on Futures Contracts	—	55	—	—
Total Assets	23,613,280	14,899,378	59,690,006	17,788,054
Liabilities:
Payable for Investment Securities Purchased	15,121	4,489	—	1,424,673
Payable due to Investment Adviser	9,395	6,199	9,551	8,258
Payable for Capital Shares Redeemed	—	—	1,817,664	—
Overdraft of Foreign Currency	—	1,532	—	—
Unrealized Depreciation on Spot Contracts	—	—	8	3,238
Custodian Fees Payable	13,290	1,925	1,113	13,759
Total Liabilities	37,806	14,145	1,828,336	1,449,928
Net Assets	$23,575,474	$14,885,233	$57,861,670	$16,338,126
Net Assets Consist of:
Paid-in Capital	$48,237,404	$34,266,211	$55,020,118	$69,416,309
Total Distributable Earnings/(Loss)	(24,661,930)	(19,380,978)	2,841,552	(53,078,183
Net Assets	$23,575,474	$14,885,233	$57,861,670	$16,338,126
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,240,000	1,340,000	1,910,000	1,282,293
Net Asset Value, Offering and Redemption Price Per Share	$19.01	$11.11	$30.29	$12.74

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Information Technology ETF
Assets:
Cost of Investments	$39,066,899	$11,850,318	$20,905,712
Cost of Foreign Currency	17,013	268	—
Investments, at Value	$38,236,258	$8,918,287	$15,125,099
Cash	54,923	17,245	3,754
Foreign Currency, at Value	17,051	268	—
Dividend, Interest, and Securities Lending Income Receivable	—	—	6,313
Total Assets	38,308,232	8,935,800	15,135,166
Liabilities:
Payable due to Investment Adviser	20,867	5,200	8,750
Unrealized Depreciation on Spot Contracts	38	—	—
Custodian Fees Payable	45	17	19
Total Liabilities	20,950	5,217	8,769
Net Assets	$38,287,282	$8,930,583	$15,126,397
Net Assets Consist of:
Paid-in Capital	$40,072,716	$16,139,975	$27,366,596
Total Distributable Loss	(1,785,434)	(7,209,392)	(12,240,199)
Net Assets	$38,287,282	$8,930,583	$15,126,397
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,770,002	540,002	880,002
Net Asset Value, Offering and Redemption Price Per Share	$21.63	$16.54	$17.19

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2023 (Unaudited)

	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Vietnam ETF
Assets:
Cost of Investments	$2,546,215	$8,511,547	$5,404,644
Cost of Foreign Currency	—	57	5,082
Investments, at Value	$2,412,150	$6,875,103	$4,763,841
Cash	370	7,120	8,932
Foreign Currency, at Value	—	57	5,134
Receivable for Investment Securities Sold	26,535	—	907,239
Dividend, Interest, and Securities Lending Income Receivable	—	—	1,168
Total Assets	2,439,055	6,882,280	5,686,314
Liabilities:
Payable for Investment Securities Purchased	79,964	—	19,340
Payable due to Investment Adviser	1,239	3,514	2,323
Unrealized Depreciation on Spot Contracts	6	—	4
Payable for Capital Shares Redeemed	—	—	907,633
Custodian Fees Payable	43	102	255
Total Liabilities	81,252	3,616	929,555
Net Assets	$2,357,803	$6,878,664	$4,756,759
Net Assets Consist of:
Paid-in Capital	$2,661,903	$13,090,958	$7,976,119
Total Distributable Loss	(304,100)	(6,212,294)	(3,219,360)
Net Assets	$2,357,803	$6,878,664	$4,756,759
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	160,002	339,879	310,000
Net Asset Value, Offering and Redemption Price Per Share	$14.74	$20.24	$15.34

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI Colombia ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Communication Services ETF
Investment Income:
Dividend Income	$927,741	$71,685	$582,574	$71,408
Interest Income	703	251	16,085	252
Security Lending Income	4,092	—	93,745	569
Less: Foreign Taxes Withheld	(164,143)	(6,069)	(4,437)	(1,848)
Total Investment Income	768,393	65,867	687,967	70,381
Supervision and Administration Fees(1)	71,480	19,352	1,030,715	23,634
Custodian Fees(2)	2,644	135	13	93
Total Expenses	74,124	19,487	1,030,728	23,727
Net Investment Income (Loss)	694,269	46,380	(342,761)	46,654
Net Realized Gain (Loss) on:
Investments(3)	(3,088,875)	(212,022)	(44,568,967)	(867,668)
Foreign Currency Transactions	22,972	306	1,015	(1,111)
Net Realized Gain (Loss)	(3,065,903)	(211,716)	(44,567,952)	(868,779)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,311,644	1,409,067	90,159,541	4,201,947
Foreign Currency Translations	1,054	—	5	—
Net Change in Unrealized Appreciation (Depreciation)	3,312,698	1,409,067	90,159,546	4,201,947
Net Realized and Unrealized Gain (Loss)	246,795	1,197,351	45,591,594	3,333,168
Net Increase in Net Assets Resulting from Operations	$941,064	$1,243,731	$45,248,833	$3,379,822

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF	Global X MSCI China Materials ETF	Global X MSCI Norway ETF
Investment Income:
Dividend Income	$10,263	$—	$9,780	$2,488,159
Interest Income	2,390	1,912	296	1,494
Less: Foreign Taxes Withheld	(373)	—	(309)	(539,575)
Total Investment Income	12,280	1,912	9,767	1,950,078
Supervision and Administration Fees(1)	89,209	32,173	12,285	216,745
Custodian Fees(2)	45	184	77	2,126
Total Expenses	89,254	32,357	12,362	218,871
Net Investment Income (Loss)	(76,974)	(30,445)	(2,595)	1,731,207
Net Realized Gain (Loss) on:
Investments(3)	(3,487,087)	(248,587)	(149,431)	(4,323,962)
Foreign Currency Transactions	(2,118)	173	28	(5,428)
Net Realized Gain (Loss)	(3,489,205)	(248,414)	(149,403)	(4,329,390)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	13,317,264	1,971,443	912,874	5,325,374
Foreign Currency Translations	19	33	—	12,305
Net Change in Unrealized Appreciation (Depreciation)	13,317,283	1,971,476	912,874	5,337,679
Net Realized and Unrealized Gain (Loss)	9,828,078	1,723,062	763,471	1,008,289
Net Increase in Net Assets Resulting from Operations	$9,751,104	$1,692,617	$760,876	$2,739,496

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X FTSE Southeast Asia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$1,055,432	$230,993	$994,772	$1,804,841
Interest Income	878	1,109	6,822	14,612
Security Lending Income	2,056	43,215	3,241	—
Less: Foreign Taxes Withheld	(86,058)	(16,484)	(47,901)	(180,484)
Total Investment Income	972,308	258,833	956,934	1,638,969
Supervision and Administration Fees(1)	145,901	118,265	368,246	136,406
Custodian Fees(2)	369	202	12,498	28,347
Total Expenses	146,270	118,467	380,744	164,753
Net Investment Income	826,038	140,366	576,190	1,474,216
Net Realized Gain (Loss) on:
Investments(3)	(457,543)	(3,346,182)	662,648	43
Foreign Currency Transactions	9,908	21,327	19,422	(12,895)
Net Realized Gain (Loss)	(447,635)	(3,324,855)	682,070	(12,852)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,377,287	10,240,629	33,768,000	4,853,969
Foreign Currency Translations	1,085	67	(1,786)	(88,088)
Net Change in Unrealized Appreciation (Depreciation)	3,378,372	10,240,696	33,766,214	4,765,881
Net Realized and Unrealized Gain (Loss)	2,930,737	6,915,841	34,448,284	4,753,029
Net Increase in Net Assets Resulting from Operations	$3,756,775	$7,056,207	$35,024,474	$6,227,245

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF	Global X DAX Germany ETF	Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$431,911	$303,408	$668,971	$562,604
Interest Income	530	251	381	1,331
Security Lending Income	—	2,413	—	—
Less: Foreign Taxes Withheld	(36,551)	(45,511)	(80,403)	(56,964)
Total Investment Income	395,890	260,561	588,949	506,971
Supervision and Administration Fees(1)	53,715	34,864	50,205	47,744
Custodian Fees(2)	8,380	2,514	1,646	9,341
Total Expenses	62,095	37,378	51,851	57,085
Net Investment Income	333,795	223,183	537,098	449,886
Net Realized Gain (Loss) on:
Investments(3)	(139,184)	121,512	1,045,917	(1,960,777)
Futures Contracts	—	(8,115)	—	—
Foreign Currency Transactions	2,323	506	897	(90,336)
Net Realized Gain (Loss)	(136,861)	113,903	1,046,814	(2,051,113)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,100,624	2,244,295	12,120,526	(1,174,752)
Futures Contracts	—	14,170	—	—
Foreign Currency Translations	(962)	24,274	18,334	(249)
Net Change in Unrealized Appreciation (Depreciation)	1,099,662	2,282,739	12,138,860	(1,175,001)
Net Realized and Unrealized Gain (Loss)	962,801	2,396,642	13,185,674	(3,226,114)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,296,596	$2,619,825	$13,722,772	$(2,776,228)

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF	Global X MSCI China Information Technology ETF
Investment Income:
Dividend Income	$92,623	$491	$27,779
Interest Income	361	47	68
Security Lending Income	—	—	39
Less: Foreign Taxes Withheld	(6,760)	(49)	(868)
Total Investment Income	86,224	489	27,018
Supervision and Administration Fees(1)	111,352	32,367	51,738
Custodian Fees(2)	1,078	17	40
Total Expenses	112,430	32,384	51,778
Net Investment Loss	(26,206)	(31,895)	(24,760)
Net Realized Gain (Loss) on:
Investments(3)	(252,237)	(944,647)	(1,528,561)
Foreign Currency Transactions	(5,527)	92	(993)
Net Realized Gain (Loss)	(257,764)	(944,555)	(1,529,554)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,630,913	2,864,034	3,850,554
Foreign Currency Translations	13	—	—
Net Change in Unrealized Appreciation (Depreciation)	2,630,926	2,864,034	3,850,554
Net Realized and Unrealized Gain (Loss)	2,373,162	1,919,479	2,321,000
Net Increase in Net Assets Resulting from Operations	$2,346,956	$1,887,584	$2,296,240

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2023 (Unaudited)

	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF	Global X MSCI Vietnam ETF
Investment Income:
Dividend Income	$3,443	$8,859	$35,051
Interest Income	78	126	69
Less: Foreign Taxes Withheld	(151)	—	—
Total Investment Income	3,370	8,985	35,120
Supervision and Administration Fees(1)	8,151	20,981	11,554
Custodian Fees(2)	67	538	304
Total Expenses	8,218	21,519	11,858
Net Investment Income (Loss)	(4,848)	(12,534)	23,262
Net Realized Gain (Loss) on:
Investments(3)	(127,757)	(1,192,531)	(663,082)
Foreign Currency Transactions	(261)	578	8,040
Net Realized Gain (Loss)	(128,018)	(1,191,953)	(655,042)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	771,472	3,041,673	787,644
Foreign Currency Translations	(6)	2	(426)
Net Change in Unrealized Appreciation (Depreciation)	771,466	3,041,675	787,218
Net Realized and Unrealized Gain (Loss)	643,448	1,849,722	132,176
Net Increase in Net Assets Resulting from Operations	$638,600	$1,837,188	$155,438

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X MSCI China Industrials ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$694,269	$2,650,707	$46,380	$144,287
Net Realized Gain (Loss)	(3,065,903)	(3,050,617)	(211,716)	(3,267,632)
Net Change in Unrealized Appreciation (Depreciation)	3,312,698	(9,366,159)	1,409,067	(2,360,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	941,064	(9,766,069)	1,243,731	(5,483,721)
Distributions	(1,070,710)	(2,097,252)	(140,348)	(68,060)
Capital Share Transactions:
Issued	6,507,160	5,767,466	133,293	28,588,729
Redeemed	—	(14,877,594)	—	(21,277,458)
Increase (Decrease) in Net Assets from Capital Share Transactions	6,507,160	(9,110,128)	133,293	7,311,271
Total Increase (Decrease) in Net Assets	6,377,514	(20,973,449)	1,236,676	1,759,490
Net Assets:
Beginning of Year/Period	20,857,353	41,830,802	4,917,223	3,157,733
End of Year/Period	$27,234,867	$20,857,353	$6,153,899	$4,917,223
Share Transactions:
Issued	320,000	200,000	10,000	1,720,000
Redeemed	—	(500,000)	—	(1,460,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	320,000	(300,000)	10,000	260,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Communication Services ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(342,761)	$932,540	$46,654	$105,427
Net Realized Gain (Loss)	(44,567,952)	(67,214,262)	(868,779)	(1,971,753)
Net Change in Unrealized Appreciation (Depreciation)	90,159,546	(207,659,135)	4,201,947	(3,936,947)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,248,833	(273,940,857)	3,379,822	(5,803,273)
Distributions	(233,827)	(925,757)	(13,635)	(91,893)
Capital Share Transactions:
Issued	71,865,601	73,113,390	—	—
Redeemed	(9,187,731)	(233,534,253)	(383,157)	(1,520,074)
Increase (Decrease) in Net Assets from Capital Share Transactions	62,677,870	(160,420,863)	(383,157)	(1,520,074)
Total Increase (Decrease) in Net Assets	107,692,876	(435,287,477)	2,983,030	(7,415,240)
Net Assets:
Beginning of Year/Period	214,215,551	649,503,028	4,921,916	12,337,156
End of Year/Period	$321,908,427	$214,215,551	$7,904,946	$4,921,916
Share Transactions:
Issued	3,150,000	3,150,000	—	—
Redeemed	(490,000)	(10,120,000)	(30,000)	(90,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,660,000	(6,970,000)	(30,000)	(90,000)
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Energy ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(76,974)	$1,749,055	$(30,445)	$320,352
Net Realized Gain (Loss)	(3,489,205)	(12,951,563)	(248,414)	1,381,183
Net Change in Unrealized Appreciation (Depreciation)	13,317,283	(11,700,407)	1,971,476	(1,326,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,751,104	(22,902,915)	1,692,617	375,156
Distributions	(1,606,156)	(1,762,014)	(289,602)	(152,497)
Capital Share Transactions:
Issued	—	78,469,847	1,979,408	16,176,723
Redeemed	(10,898,435)	(74,994,024)	(2,176,619)	(11,911,829)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,898,435)	3,475,823	(197,211)	4,264,894
Total Increase (Decrease) in Net Assets	(2,753,487)	(21,189,106)	1,205,804	4,487,553
Net Assets:
Beginning of Year/Period	27,567,183	48,756,289	9,139,567	4,652,014
End of Year/Period	$24,813,696	$27,567,183	$10,345,371	$9,139,567
Share Transactions:
Issued	—	5,340,000	130,000	1,200,000
Redeemed	(860,000)	(5,900,000)	(150,000)	(920,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(860,000)	(560,000)	(20,000)	280,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Materials ETF		Global X MSCI Norway ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(2,595)	$97,625	$1,731,207	$3,760,508
Net Realized Gain (Loss)	(149,403)	(214,980)	(4,329,390)	(1,940,807)
Net Change in Unrealized Appreciation (Depreciation)	912,874	(2,138,172)	5,337,679	(29,673,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	760,876	(2,255,527)	2,739,496	(27,854,024)
Distributions	(41,008)	(95,929)	(1,872,669)	(2,606,650)
Capital Share Transactions:
Issued	958,505	7,850,722	756,376	57,122,800
Redeemed	(1,180,842)	(9,137,160)	(41,554,406)	(31,492,167)
Increase (Decrease) in Net Assets from Capital Share Transactions	(222,337)	(1,286,438)	(40,798,030)	25,630,633
Total Increase (Decrease) in Net Assets	497,531	(3,637,894)	(39,931,203)	(4,830,041)
Net Assets:
Beginning of Year/Period	2,919,716	6,557,610	99,105,212	103,935,253
End of Year/Period	$3,417,247	$2,919,716	$59,174,009	$99,105,212
Share Transactions:
Issued	50,000	320,000	30,000	1,900,000
Redeemed	(60,000)	(380,000)	(1,670,000)	(1,090,860)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(10,000)	(60,000)	(1,640,000)	809,140

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Argentina ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$826,038	$1,018,307	$140,366	$749,636
Net Realized Gain (Loss)	(447,635)	(936,957)	(3,324,855)	(5,435,533)
Net Change in Unrealized Appreciation (Depreciation)	3,378,372	(2,036,439)	10,240,696	2,074,465
Net Increase (Decrease) in Net Assets Resulting from Operations	3,756,775	(1,955,089)	7,056,207	(2,611,432)
Distributions	(492,192)	(1,542,635)	(385,996)	(647,649)
Capital Share Transactions:
Issued	6,946,617	10,665,350	21,276,167	2,904,673
Redeemed	(1,056,792)	(5,083,072)	(6,575,154)	(7,525,318)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,889,825	5,582,278	14,701,013	(4,620,645)
Total Increase (Decrease) in Net Assets	9,154,408	2,084,554	21,371,224	(7,879,726)
Net Assets:
Beginning of Year/Period	37,860,754	35,776,200	26,930,312	34,810,038
End of Year/Period	$47,015,162	$37,860,754	$48,301,536	$26,930,312
Share Transactions:
Issued	460,000	700,000	530,000	80,000
Redeemed	(70,000)	(370,000)	(170,000)	(270,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	390,000	330,000	360,000	(190,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Nigeria ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$576,190	$3,413,437	$1,474,216	$2,606,831
Net Realized Gain (Loss)	682,070	4,346,778	(12,852)	(861,809)
Net Change in Unrealized Appreciation (Depreciation)	33,766,214	(24,621,733)	4,765,881	(7,928,237)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,024,474	(16,861,518)	6,227,245	(6,183,215)
Distributions	(3,026,423)	(2,877,578)	(1,767,023)	(2,165,774)
Capital Share Transactions:
Issued	22,710,173	11,142,137	—	—
Redeemed	(3,769,830)	(36,152,985)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	18,940,343	(25,010,848)	—	—
Total Increase (Decrease) in Net Assets	50,938,394	(44,749,944)	4,460,222	(8,348,989)
Net Assets:
Beginning of Year/Period	107,078,219	151,828,163	38,242,997	46,591,986
End of Year/Period	$158,016,613	$107,078,219	$42,703,219	$38,242,997
Share Transactions:
Issued	740,000	400,000	—	—
Redeemed	(130,000)	(1,390,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	610,000	(990,000)	—	—

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI Next Emerging & Frontier ETF		Global X MSCI Portugal ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$333,795	$513,545	$223,183	$261,887
Net Realized Gain (Loss)	(136,861)	(412,927)	113,903	(3,342,561)
Net Change in Unrealized Appreciation (Depreciation)	1,099,662	(2,635,852)	2,282,739	113,296
Net Increase (Decrease) in Net Assets Resulting from Operations	1,296,596	(2,535,234)	2,619,825	(2,967,378)
Distributions	(230,426)	(507,163)	(89,551)	(300,309)
Capital Share Transactions:
Issued	2,990,370	933,599	7,429,163	12,259,897
Redeemed	—	—	(10,220,018)	(4,851,384)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,990,370	933,599	(2,790,855)	7,408,513
Total Increase (Decrease) in Net Assets	4,056,540	(2,108,798)	(260,581)	4,140,826
Net Assets:
Beginning of Year/Period	19,518,934	21,627,732	15,145,814	11,004,988
End of Year/Period	$23,575,474	$19,518,934	$14,885,233	$15,145,814
Share Transactions:
Issued	160,000	50,000	690,000	1,190,000
Redeemed	—	—	(970,000)	(510,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	160,000	50,000	(280,000)	680,000
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X DAX Germany ETF		Global X MSCI Pakistan ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$537,098	$1,165,888	$449,886	$1,392,809
Net Realized Gain (Loss)	1,046,814	1,211,661	(2,051,113)	(2,644,785)
Net Change in Unrealized Appreciation (Depreciation)	12,138,860	(11,874,219)	(1,175,001)	(5,849,489)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,722,772	(9,496,670)	(2,776,228)	(7,101,465)
Distributions	(191,380)	(1,178,656)	(640,501)	(1,339,067)
Capital Share Transactions:
Issued	6,809,074	21,895,926	5,407,455	—
Redeemed	(1,817,664)	(15,914,235)	—	(1,179,537)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,991,410	5,981,691	5,407,455	(1,179,537)
Total Increase (Decrease) in Net Assets	18,522,802	(4,693,635)	1,990,726	(9,620,069)
Net Assets:
Beginning of Year/Period	39,338,868	44,032,503	14,347,400	23,967,469
End of Year/Period	$57,861,670	$39,338,868	$16,338,126	$14,347,400
Share Transactions:
Issued	240,000	960,000	410,000	—
Redeemed	(60,000)	(570,000)	—	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	180,000	390,000	410,000	(50,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF		Global X MSCI China Health Care ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(26,206)	$259,820	$(31,895)	$43,799
Net Realized Gain (Loss)	(257,764)	(644,928)	(944,555)	(2,773,705)
Net Change in Unrealized Appreciation (Depreciation)	2,630,926	(5,093,380)	2,864,034	(4,712,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,346,956	(5,478,488)	1,887,584	(7,442,722)
Distributions	(180,115)	(707,626)	(27,342)	(16,856)
Capital Share Transactions:
Issued	27,501,821	14,177,959	—	2,063,554
Redeemed	—	(14,947,194)	(1,005,096)	(3,148,309)
Increase (Decrease) in Net Assets from Capital Share Transactions	27,501,821	(769,235)	(1,005,096)	(1,084,755)
Total Increase (Decrease) in Net Assets	29,668,662	(6,955,349)	855,146	(8,544,333)
Net Assets:
Beginning of Year/Period	8,618,620	15,573,969	8,075,437	16,619,770
End of Year/Period	$38,287,282	$8,618,620	$8,930,583	$8,075,437
Share Transactions:
Issued	1,270,000	630,000	—	110,000
Redeemed	—	(660,000)	(60,000)	(180,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,270,000	(30,000)	(60,000)	(70,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Information Technology ETF		Global X MSCI China Utilities ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income (Loss)	$(24,760)	$112,992	$(4,848)	$53,604
Net Realized Gain (Loss)	(1,529,554)	(3,909,078)	(128,018)	67,161
Net Change in Unrealized Appreciation (Depreciation)	3,850,554	(11,042,399)	771,466	(1,309,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,296,240	(14,838,485)	638,600	(1,189,215)
Distributions	(48,891)	(754,839)	(85,511)	(80,857)
Capital Share Transactions:
Issued	—	4,888,873	—	1,868,732
Redeemed	(1,040,563)	(6,189,174)	(563,063)	(183,465)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,040,563)	(1,300,301)	(563,063)	1,685,267
Total Increase (Decrease) in Net Assets	1,206,786	(16,893,625)	(9,974)	415,195
Net Assets:
Beginning of Year/Period	13,919,611	30,813,236	2,367,777	1,952,582
End of Year/Period	$15,126,397	$13,919,611	$2,357,803	$2,367,777
Share Transactions:
Issued	—	170,000	—	110,000
Redeemed	(60,000)	(290,000)	(40,000)	(10,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	(120,000)	(40,000)	100,000

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI China Real Estate ETF‡		Global X MSCI Vietnam ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022(1)
Operations:
Net Investment Income (Loss)	$(12,534)	$271,006	$23,262	$58,887
Net Realized Gain (Loss)	(1,191,953)	(3,014,362)	(655,042)	(1,955,555)
Net Change in Unrealized Appreciation (Depreciation)	3,041,675	(2,950,506)	787,218	(1,428,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,837,188	(5,693,862)	155,438	(3,325,118)
Distributions	(258,524)	(205,698)	(33,703)	(15,977)
Capital Share Transactions:
Issued	1,083,396	8,122,602	2,755,458	10,227,557
Redeemed	(2,665)	(2,408,522)	(907,633)	(4,099,263)
Increase in Net Assets from Capital Share Transactions	1,080,731	5,714,080	1,847,825	6,128,294
Total Increase (Decrease) in Net Assets	2,659,395	(185,480)	1,969,560	2,787,199
Net Assets:
Beginning of Year/Period	4,219,269	4,404,749	2,787,199	—
End of Year/Period	$6,878,664	$4,219,269	$4,756,759	$2,787,199
Share Transactions:
Issued	50,000	270,000	180,000	410,000
Redeemed	(122)	(103,333)	(60,000)	(220,000)
Net Increase in Shares Outstanding from Share Transactions	49,878	166,667	120,000	190,000

(1)	The Fund commenced operations on December 7, 2021.
‡	Share transactions have been adjusted to reflect the effect of a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Colombia ETF
2023 (Unaudited)	19.68	0.59	0.48	1.07	(1.01)	—	—
2022	30.76	2.26	(11.49)	(9.23)	(1.85)	—	—
2021	23.26	0.64	7.73	8.37	(0.87)	—	—
2020(1)	38.16	1.14	(15.00)	(13.86)	(1.04)	—	—
2019(1)	34.72	1.04	3.96	5.00	(1.56)	—	—
2018(1)	38.24	0.84	(3.64)	(2.80)	(0.72)	—	—
Global X MSCI China Industrials ETF
2023 (Unaudited)	10.93	0.10	2.66	2.76	(0.31)	—	—
2022	16.62	0.19	(5.75)	(5.56)	(0.13)	—	—
2021	13.43	0.21	3.27	3.48	(0.29)	—	—
2020	12.92	0.23	0.49	0.72	(0.21)	—	—
2019	13.59	0.27	(0.49)	(0.22)	(0.45)	—	—
2018	16.06	0.29	(2.41)	(2.12)	(0.35)	—	—
Global X MSCI China Consumer Discretionary ETF
2023 (Unaudited)	14.55	(0.02)	4.01	3.99	(0.02)	—	—
2022	29.94	0.06	(15.39)	(15.33)	(0.06)	—	—
2021	29.45	—	0.51^	0.51	(0.02)	—	—
2020	17.68	0.04	11.89	11.93	(0.16)	—	—
2019	13.57	0.16	4.35	4.51	(0.40)	—	—
2018	17.44	0.20	(3.95)	(3.75)	(0.12)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68% for the year ended October 31, 2018.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 9 in the
Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.01)	19.74	5.37	27,235	0.63	†	5.92	†	18.02
(1.85)	19.68	(31.39)	20,857	0.62		8.01		50.35
(0.87)	30.76	35.98	41,831	0.61		2.21		16.08
(1.04)	23.26	(36.91)	34,181	0.62		3.91		20.85
(1.56)	38.16	15.05	72,282	0.62		2.81		18.05
(0.72)	34.72	(7.55)	82,282	0.62	#	2.01		39.15

(0.31)	13.38	25.35	6,154	0.65	†	1.56	†	10.00
(0.13)	10.93	(33.68)	4,917	0.65		1.25		105.23
(0.29)	16.62	26.08	3,158	0.66		1.28		66.09
(0.21)	13.43	5.57	2,014	0.66		1.71		19.54
(0.45)	12.92	(1.66)	1,938	0.66		1.99		80.17
(0.35)	13.59	(13.44)	2,038	0.66		1.92		18.28

(0.02)	18.52	27.39	321,908	0.65	†	(0.22	)†	8.97
(0.06)	14.55	(51.28)	214,216	0.65		0.25		22.64
(0.02)	29.94	1.73	649,503	0.65		—		34.56
(0.16)	29.45	67.98	393,118	0.65		0.21		32.56
(0.40)	17.68	34.20	156,486	0.65		1.03		83.41
(0.12)	13.57	(21.70)	120,102	0.65		1.11		17.92

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Communication Services ETF
2023 (Unaudited)	9.65	0.10	6.75	6.85	(0.03)	—	—
2022	20.56	0.19	(10.92)	(10.73)	(0.18)	—	—
2021	26.13	0.06	(5.27)	(5.21)	(0.31)	—	(0.05)
2020	22.18	0.16	3.96	4.12	(0.17)	—	—
2019	22.40	0.09	(0.21)	(0.12)	(0.10)	—	—
2018	29.24	0.07	(6.23)	(6.16)	(0.68)	—	—
Global X MSCI China Financials ETF
2023 (Unaudited)	9.78	(0.03)	3.59	3.56	(0.68)	—	—
2022	14.42	0.39	(4.62)	(4.23)	(0.41)	—	—
2021	14.25	0.62	0.07 ^	0.69	(0.52)	—	—
2020	15.83	0.41	(1.50)	(1.09)	(0.49)	—	—
2019	15.39	0.67	0.65	1.32	(0.88)	—	—
2018	17.63	0.48	(2.38)	(1.90)	(0.34)	—	—
Global X MSCI China Energy ETF
2023 (Unaudited)	13.64	(0.05)	2.80	2.75	(0.47)	—	—
2022	11.93	0.65	1.34	1.99	(0.28)	—	—
2021	7.79	0.48	3.93	4.41	(0.27)	—	—
2020	10.43	0.44	(2.66)	(2.22)	(0.42)	—	—
2019	11.82	0.30	(1.12)	(0.82)	(0.57)	—	—
2018	11.69	0.49	0.05	0.54	(0.41)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.03)	16.47	71.01	7,905	0.65	†	1.28	†	17.73
(0.18)	9.65	(52.56)	4,922	0.65		1.15		30.28
(0.36)	20.56	(20.27)	12,337	0.65		0.22		65.54
(0.17)	26.13	18.61	16,984	0.65		0.67		27.78
(0.10)	22.18	(0.54)	21,071	0.66		0.39		114.67
(0.68)	22.40	(21.70)	24,645	0.65		0.24		33.79

(0.68)	12.66	36.91	24,814	0.65	†	(0.56	)†	3.77
(0.41)	9.78	(30.18)	27,567	0.66		2.84		37.97
(0.52)	14.42	4.65	48,756	0.65		4.00		21.42
(0.49)	14.25	(7.24)	47,727	0.65		2.72		21.72
(0.88)	15.83	8.95	60,160	0.66		4.11		54.17
(0.34)	15.39	(11.04)	30,784	0.66		2.67		15.09

(0.47)	15.92	20.57	10,345	0.65	†	(0.62	)†	23.49
(0.28)	13.64	16.86	9,140	0.66		4.73		106.55
(0.27)	11.93	57.88	4,652	0.67		4.74		51.48
(0.42)	7.79	(22.05)	1,558	0.66		5.02		34.18
(0.57)	10.43	(7.04)	1,564	0.66		2.67		109.41
(0.41)	11.82	4.77	2,955	0.65		4.00		14.60

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Materials ETF
2023 (Unaudited)	14.60	(0.01)	3.60	3.59	(0.20)	—	—
2022	25.22	0.38	(10.60)	(10.22)	(0.40)	—	—
2021	18.18	0.43	7.12	7.55	(0.51)	—	—
2020	14.50	0.32	3.93	4.25	(0.57)	—	—
2019	15.97	0.52	(0.99)	(0.47)	(1.00)	—	—
2018	21.59	0.46	(5.84)	(5.38)	(0.24)	—	—
Global X MSCI Norway ETF(1)
2023 (Unaudited)	24.43	0.50	0.03	0.53	(0.47)	—	—
2022	32.01	1.05	(7.93)	(6.88)	(0.70)	—	—
2021	20.12	0.42	11.94	12.36	(0.46)	—	(0.01)
2020(2)	24.52	0.42	(4.38)	(3.96)	(0.44)	—	—
2019(2)	29.31	0.88	(3.78)	(2.90)	(1.89)	—	—
2018(2)	28.32	0.78	1.01	1.79	(0.80)	—	—
Global X FTSE Southeast Asia ETF
2023 (Unaudited)	14.02	0.27	1.09	1.36	(0.16)	—	—
2022	15.10	0.39	(0.86)	(0.47)	(0.61)	—	—
2021	11.66	0.62	3.09	3.71	(0.27)	—	—
2020	15.95	0.37	(4.27)	(3.90)	(0.39)	—	—
2019	15.32	0.44	0.91	1.35	(0.72)	—	—
2018	15.91	0.49	(0.81)	(0.32)	(0.27)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	On October 29, 2021, the Global X MSCI Norway ETF (the “Acquired Fund”) was reorganized into the
Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed the Global X MSCI Norway ETF. As a result of the Reorganization as of the close of business on October 29, 2021, the Combined Fund assumed the performance and accounting history of the Acquired Fund. Accordingly, performance figures for the
Combined Fund for periods prior to the date of the Reorganization represent the performance of the
Acquired Fund (See Note 1 in Notes to Financial Statements).
(2)	Per share data for the Acquired Fund has been restated for periods prior to the reorganization to reflect the conversion ratio of 0.4766 in effect on the reorganization date of October 29, 2021 (See Note 1 in Notes to
Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.20)	17.99	24.59	3,417	0.65	†	(0.14	)†	24.54
(0.40)	14.60	(41.03)	2,920	0.65		1.74		101.99
(0.51)	25.22	41.80	6,558	0.66		1.70		26.64
(0.57)	18.18	29.88	1,818	0.66		1.95		36.02
(1.00)	14.50	(3.13)	2,175	0.66		3.30		65.67
(0.24)	15.97	(25.20)	2,395	0.66		2.27		26.95

(0.47)	24.49	2.08	59,174	0.50	†	3.99	†	3.50
(0.70)	24.43	(21.72)	99,105	0.50		3.72		15.58
(0.47)	32.01	64.44	103,935	0.50		3.09		9.74
(0.44)	20.12	(16.32)	33,570	0.50		1.92		8.38
(1.89)	24.52	(9.77)	78,323	0.50		3.36		9.63
(0.80)	29.31	6.47	163,471	0.50		2.64		9.55

(0.16)	15.22	9.70	47,015	0.65	†	3.68	†	4.88
(0.61)	14.02	(3.13)	37,861	0.65		2.67		13.92
(0.27)	15.10	31.94	35,776	0.65		4.27		13.46
(0.39)	11.66	(24.82)	20,981	0.65		2.77		5.98
(0.72)	15.95	8.94	26,323	0.65		2.76		7.01
(0.27)	15.32	(2.15)	17,614	0.65		2.94		11.98

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Argentina ETF
2023 (Unaudited)	31.13	0.13	8.62	8.75	(0.45)	—	—
2022	33.00	0.77	(1.99)	(1.22)	(0.65)	—	—
2021	23.64	0.26	9.21	9.47	(0.11)	—	—
2020	21.83	0.06	1.83	1.89	(0.08)	—	—
2019	25.36	0.29	(3.26)	(2.97)	(0.56)	—	—
2018	32.05	0.35	(6.87)	(6.52)	(0.17)	—	—
Global X MSCI Greece ETF
2023 (Unaudited)	24.14	0.12	7.75	7.87	(0.69)	—	—
2022	27.98	0.73	(3.94)	(3.21)	(0.63)	—	—
2021	17.68	0.47	10.36	10.83	(0.53)	—	—
2020(1)	29.91	0.66	(12.20)	(11.54)	(0.69)	—	—
2019(1)	23.04	0.63	6.87	7.50	(0.63)	—	—
2018(1)	27.90	0.57	(4.77)	(4.20)	(0.66)	—	—
Global X MSCI Nigeria ETF
2023 (Unaudited)	12.91	0.50	1.61	2.11	(0.60)	—	—
2022	15.73	0.88	(2.97)	(2.09)	(0.73)	—	—
2021	14.25	0.73	1.52	2.25	(0.77)	—	—
2020	12.23	0.80	1.30	2.10	(0.08)	—	—
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	—	—
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.66% for the year ended October 31, 2018.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in the
Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.45)	39.43	28.32	48,302	0.59	†	0.70	†	21.84
(0.65)	31.13	(3.42)	26,930	0.59		2.52		44.70
(0.11)	33.00	40.09	34,810	0.59		0.85		31.35
(0.08)	23.64	8.61	38,421	0.60		0.25		49.17
(0.56)	21.83	(12.08)	59,482	0.60		1.08		28.88
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07		34.46

(0.69)	31.32	33.14	158,017	0.57	†	0.86	†	10.50
(0.63)	24.14	(11.63)	107,078	0.57		2.83		24.34
(0.53)	27.98	61.52	151,828	0.56		1.76		38.42
(0.69)	17.68	(39.39)	109,016	0.58		2.81		28.48
(0.63)	29.91	33.57	338,840	0.57		2.43		12.67
(0.66)	23.04	(15.63)	257,901	0.59		1.98		16.38

(0.60)	14.42	16.78	42,703	0.82	†	7.35	†	—
(0.73)	12.91	(13.69)	38,243	0.83		5.95		1.95
(0.77)	15.73	16.11	46,592	0.91		5.02		5.79
(0.08)	14.25	17.25	42,199	0.89		6.81		18.79
(1.66)	12.23	(24.55)	32,561	0.89		5.70		45.62
(0.42)	17.98	(14.46)	40,675	0.88		3.29		62.52

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Next Emerging & Frontier ETF
2023 (Unaudited)	18.07	0.28	0.85	1.13	(0.19)	—	—
2022	21.00	0.49	(2.93)	(2.44)	(0.49)	—	—
2021	16.46	0.46	4.56	5.02	(0.48)	—	—
2020	20.09	0.41	(3.55)	(3.14)	(0.49)	—	—
2019	20.22	0.55	0.31	0.86	(0.99)	—	—
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	—	—
Global X MSCI Portugal ETF
2023 (Unaudited)	9.35	0.18	1.64	1.82	(0.06)	—	—
2022	11.71	0.24	(2.25)	(2.01)	(0.35)	—	—
2021	8.50	0.36	3.22	3.58	(0.37)	—	—
2020	10.71	0.23	(2.16)	(1.93)	(0.28)	—	—
2019	11.24	0.36	(0.11)	0.25	(0.78)	—	—
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	—	—
Global X DAX Germany ETF(1)
2023 (Unaudited)	22.74	0.29	7.37	7.66	(0.11)	—	—
2022	32.86	0.95	(10.13)	(9.18)	(0.94)	—	—
2021	25.21	0.62	7.95	8.57	(0.92)	—	—
2020	27.28	0.87	(2.64)	(1.77)	(0.30)	—	—
2019(2)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)
2018(2)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Includes a $0.10 gain per share derived from a payment from the prior administrator of the Predecessor
Fund.
@	Before payment from the prior administrator of the Predecessor Fund for the loss resulting from an error, the total return for the period would have been (16.37%).
+	Effective March 1, 2021, the Fund’s management fees were permanently lowered to 0.20%. Prior to March
1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.27%, 0.45% and 0.46% for the years ended October 31, 2021,
October 31, 2020 and October 31, 2019, respectively.
(1)	The financial statements include the financial information of the Predecessor Fund through December 21,
2018 (See Note 1 in Notes to Financial Statements).
(2)	As a result of the Reorganization, the Fund assumed the performance and accounting history of the
Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the
Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial
Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.19)	19.01	6.31	23,575	0.57	†	3.04	†	4.78
(0.49)	18.07	(11.75)	19,519	0.55		2.48		20.09
(0.48)	21.00	30.74	21,628	0.63		2.31		28.62
(0.49)	16.46	(15.85)	13,991	0.70		2.36		31.66
(0.99)	20.09	4.29	18,077	0.66		2.66		78.67
(0.41)	20.22	(11.66)	13,145	0.55		2.54		14.62

(0.06)	11.11	19.53	14,885	0.59	†	3.52	†	8.79
(0.35)	9.35	(17.55)	15,146	0.61		2.34		40.76
(0.37)	11.71	42.30	11,005	0.58		3.26		53.05
(0.28)	8.50	(18.37)	13,169	0.58		2.34		25.19
(0.78)	10.71	2.72	22,487	0.58		3.41		20.74
(0.36)	11.24	(7.26)	25,295	0.57		2.91		21.05

(0.11)	30.29	33.77	57,862	0.21	†	2.14	†	12.96
(0.94)	22.74	(28.29)	39,339	0.21		3.52		10.74
(0.92)	32.86	34.06	44,033	0.20	+	1.90		24.22
(0.30)	25.21	(6.53)	23,948	0.20	+	3.30		10.93
(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36
(0.35)	25.92	(16.05)@	16,851	0.20		2.57		7.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Pakistan ETF
2023 (Unaudited)	16.45	0.45	(3.43)	(2.98)	(0.73)	—	—
2022	25.99	1.58	(9.63)	(8.05)	(1.49)	—	—
2021	27.38	1.93	(1.77)	0.16	(1.55)	—	—
2020(1)	26.32	0.68	1.17	1.85	(0.79)	—	—
2019(1)	41.04	1.52	(13.88)	(12.36)	(2.36)	—	—
2018(1)	54.24	1.88	(10.72)	(8.84)	(1.76)	(2.60)	—
Global X MSCI China Consumer Staples ETF
2023 (Unaudited)	17.24	(0.02)	4.51	4.49	(0.10)	—	—
2022	29.38	0.42	(11.23)	(10.81)	(0.30)	(1.03)	—
2021	29.04	0.26	0.34 ^	0.60	(0.21)	(0.05)	—
2020	21.08	0.31	8.41	8.72	(0.25)	(0.51)	—
2019(2)	15.00	0.28	5.93	6.21	(0.13)	—	—
Global X MSCI China Health Care ETF
2023 (Unaudited)	13.46	(0.05)	3.18	3.13	(0.05)	—	—
2022	24.81	0.07	(11.40)	(11.33)	(0.02)	—	—
2021	23.68	(0.01)	1.16 ^	1.15	(0.02)	—	—
2020	17.70	0.03	6.06	6.09	(0.04)	(0.07)	—
2019(2)	15.00	0.09	2.64	2.73	(0.03)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on April 28, 2020. (See Note 9 in the
Notes to Financial Statements.)
(2)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.73)	12.74	(18.70)	16,338	0.81	†	6.41	†	13.50
(1.49)	16.45	(32.01)	14,347	0.80		7.65		28.59
(1.55)	25.99	0.02	23,967	0.76		6.59		41.83
(0.79)	27.38	6.99	34,555	0.90		2.44		52.38
(2.36)	26.32	(30.73)	41,804	0.88		5.14		19.09
(4.36)	41.04	(17.53)	40,024	0.87		3.84		44.05

(0.10)	21.63	26.03	38,287	0.66	†	(0.15	)†	8.21
(1.33)	17.24	(38.53)	8,619	0.65		1.72		65.46
(0.26)	29.38	1.97	15,574	0.65		0.82		35.56
(0.76)	29.04	42.48	17,424	0.65		1.21		44.54
(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.05)	16.54	23.22	8,931	0.65	†	(0.64	)†	8.22
(0.02)	13.46	(45.67)	8,075	0.65		0.37		20.49
(0.02)	24.81	4.84	16,620	0.65		(0.05)		29.41
(0.11)	23.68	34.62	10,656	0.65		0.16		31.60
(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Information Technology ETF
2023 (Unaudited)	14.81	(0.03)	2.46	2.43	(0.05)	—	—
2022	29.07	0.11	(13.73)	(13.62)	(0.09)	(0.55)	—
2021	27.78	0.12	1.46^	1.58	(0.12)	(0.17)	—
2020	17.92	0.09	10.03	10.12	(0.10)	(0.16)	—
2019(1)	15.00	0.19	2.81	3.00	(0.08)	—	—
Global X MSCI China Utilities ETF
2023 (Unaudited)	11.84	(0.03)	3.40	3.37	(0.25)	(0.22)	—
2022	19.53	0.43	(7.22)	(6.79)	(0.45)	(0.45)	—
2021	13.70	0.69	5.77	6.46	(0.63)	—	—
2020	15.81	0.39	(2.09)	(1.70)	(0.35)	(0.06)	—
2019(1)	15.00	0.33	0.60	0.93	(0.12)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	The Fund commenced operations on December 7, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.05)	17.19	16.45	15,126	0.65	†	(0.31	)†	9.60
(0.64)	14.81	(47.82)	13,920	0.65		0.50		32.20
(0.29)	29.07	5.58	30,813	0.65		0.39		52.48
(0.26)	27.78	57.01	20,832	0.65		0.37		29.01
(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.47)	14.74	28.63	2,358	0.66	†	(0.39	)†	14.39
(0.90)	11.84	(36.59)	2,368	0.66		2.62		38.78
(0.63)	19.53	48.14	1,953	0.67		4.11		44.06
(0.41)	13.70	(10.92)	1,370	0.66		2.78		37.12
(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI China Real Estate ETF
2023(1) (Unaudited)	14.55	(0.04)	6.62	6.58	(0.89)	—	—
2022(1)	35.70	1.05	(21.23)	(20.18)	(0.97)	—	—
2021(1)	48.54	1.77	(12.27)	(10.50)	(2.34)	—	—
2020(1)	51.69	2.43	(3.51)	(1.08)	(2.07)	—	—
2019(1)(2)	45.00	2.01	5.46	7.47	(0.78)	—	—
Global X MSCI Vietnam ETF
2023 (Unaudited)	14.67	0.08	0.71	0.79	(0.12)	—	—
2022(3)	25.64	0.22	(11.12)	(10.90)	(0.07)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on December 19, 2022. (See Note 9 in the Notes to Financial Statements.)
(2)	The Fund commenced operations on December 7, 2018.
(3)	The Fund commenced operations on December 7, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
(0.89)	20.24	44.94	6,879	0.67	†	(0.39	)†	28.51
(0.97)	14.55	(57.96)	4,219	0.66		3.81		45.91
(2.34)	35.70	(22.77)	4,405	0.66		3.80		38.66
(2.07)	48.54	(2.55)	7,281	0.66		4.73		25.75
(0.78)	51.69	16.56	1,723	0.65	†	4.44	†	14.00

(0.12)	15.34	5.39	4,757	0.51	†	1.01	†	29.53
(0.07)	14.67	(42.60)	2,787	0.50	†	1.12	†	78.28

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)
April 30, 2023

1. ORGANIZATION

Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2023, the Trust had one hundred and fourteen portfolios, one hundred and three of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI Colombia ETF, Global X MSCI China Industrials ETF, Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Financials ETF, Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF, Global X DAX Germany ETF, Global X MSCI Pakistan ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Utilities ETF, Global X MSCI China Real Estate ETF and Global X MSCI Vietnam ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status under the 1940 Act.

Global X MSCI Vietnam ETF commenced operations on December 7, 2021.

On August 4, 2021, the Board of Trustees (the “Board”) of the Trust unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free reorganization (the “Reorganization”) of the Global X MSCI Norway ETF (the “Acquired Fund”) with and into the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), each a separate series of the Trust (together, the “Combined Fund”). The Agreement provided for: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of the shares of beneficial interest of the Acquiring Fund (collectively, the “Acquiring Fund Shares” and each, an “Acquiring Fund Share”) to the Acquired Fund, and (B) the assumption by theAcquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided in the Agreement, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Effective as of the close of business on October 29, 2021, theAcquired Fund was reorganized into the Combined Fund, and the Combined Fund was renamed the Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while theAcquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. See Note 10 in the Notes to Financial Statements.

On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the“Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

1. ORGANIZATION (continued)

Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Global X Management LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the "Committee") of the Adviser. Some reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

As of April 30, 2023, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)

Global X MSCI Colombia ETF
BNP Paribas	$1,198,692	$1,198,692	$–	$–
Global X MSCI China Consumer Discretionary ETF
BNP Paribas	6,230,422	6,230,422	–	–
Global X MSCI Argentina ETF
BNP Paribas	11,537	11,537	–	–
Global X MSCI Greece ETF
BNP Paribas	1,381,411	1,381,411	–	–

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. Foreign governments and their agencies may enact policies that delay or place limits on repatriation of local currency to U.S. dollars. Market quoted rates for immediate currency settlement may have access or transaction volume restrictions that are insufficient to convert a significant portion of a fund’s local currency denominated assets and liabilities to U.S. dollars. Monetary policies enacted by government agencies

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

in Nigeria, limiting its local currency's repatriation to safeguard U.S. dollar reserves and exchange rates, significantly impacts the ability of the Global X MSCI Nigeria ETF and other Funds to convert local denominated assets and liabilities amounts to U.S. dollars using quoted immediate currency settlement rates. As of April 30, 2023, assets and liabilities denominated in Nigerian Naira are translated using the Nigerian Autonomous Foreign Exchange Rate Fixing (“NAFEX”) rate. The use of an alternative exchange rate would impact the effect of currency translation and the results of operations.

The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’books and the U.S. dollar equivalent amounts actually received or paid.

FOREIGN CURRENCY CONTRACTS - To the extent consistent with its investment policies, each Fund may invest in forward foreign currency exchange contracts and foreign currency futures contracts. No Fund, however, expects to engage in currency transactions for speculative purposes or for the purpose of hedging against declines in the value of a Fund's assets that are denominated in a foreign currency. A Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Foreign currency exchange contracts involve an obligation to purchase or sell a specified currency on a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. Foreign currency futures contracts involve an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Such futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. A Fund may incur costs in connection with forward foreign currency exchange and futures contracts and conversions of foreign currencies and U.S. dollars. The net realized gain or loss on forward foreign currency contracts is reflected in the Statements of Operations and the net unrealized gains (losses) are included as a component of the net change in unrealized appreciation (depreciation) on forward foreign currency contracts in the Statements of Operations. As of April 30, 2023, there were no foreign currency exchange contracts and foreign currency futures contracts held by the Funds.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2023, if applicable.

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2023 was as follows:

	Asset Derivatives				Liability Derivatives
	Statements of Assets				Statements of Assets
	and Liability Location	Fair Value			and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X MSCI Portugal ETF
Equity	Unrealized			Equity	Unrealized
contracts	appreciation on			contracts	depreciation on
	Future Contracts	$14,170	†		Future Contracts	$–	†
Total Derivatives not accounted for as
hedging instruments		$14,170				$–

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

Futures
Global X MSCI Portugal ETF
Equity contracts	$(8,115)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Futures
Global X MSCI Portugal ETF
Equity contracts	$14,170

For the period ended April 30, 2023, the average monthly notional values of the futures contracts held by the Funds were as follows:

	Short Average	Long Average

Global X MSCI Portugal ETF	$–	$164,950

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS —The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at April 30, 2023	Redemption Fee
Global X MSCI Colombia ETF	10,000	$1,500	$197,400	$1,500
Global X MSCI China Industrials ETF	10,000	2,100	133,800	2,100
Global X MSCI China Consumer Discretionary ETF	10,000	1,600	185,200	1,600
Global X MSCI China Communication Services ETF	10,000	400	164,700	400
Global X MSCI China Financials ETF	10,000	2,100	126,600	2,100
Global X MSCI China Energy ETF	10,000	800	159,200	800
Global X MSCI China Materials ETF	10,000	2,000	179,900	2,000
Global X MSCI Norway ETF	10,000	900	244,900	900
Global X FTSE Southeast Asia ETF	10,000	2,100	152,200	2,100
Global X MSCI Argentina ETF	10,000	500	394,300	500
Global X MSCI Greece ETF	10,000	500	313,200	500
Global X MSCI Nigeria ETF	10,000	1,300	144,200	1,300
Global X MSCI Next Emerging & Frontier ETF	10,000	9,500	190,100	9,500
Global X MSCI Portugal ETF	10,000	700	111,100	700
Global X DAX Germany ETF	10,000	500	302,900	500
Global X MSCI Pakistan ETF	10,000	1,900	127,400	1,900
Global X MSCI China Consumer Staples ETF	10,000	1,300	216,300	1,300
Global X MSCI China Health Care ETF	10,000	1,400	165,400	1,400
Global X MSCI China Information Technology ETF	10,000	1,900	171,900	1,900
Global X MSCI China Utilities ETF	10,000	600	147,400	600
Global X MSCI China Real Estate ETF	10,000	600	202,400	600
Global X MSCI Vietnam ETF	10,000	1,000	153,400	1,000

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the MiraeAsset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X MSCI Colombia ETF	0.61%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI Norway ETF	0.50%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Argentina ETF	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X DAX Germany ETF	0.20%
Global X MSCI Pakistan ETF	0.68%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Supervision and
Administration Fee
Global X MSCI Vietnam ETF	0.50%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as transfer agent and Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X MSCI Colombia ETF	$9,099,369	$4,241,190
Global X MSCI China Industrials ETF	612,405	587,437
Global X MSCI China Consumer Discretionary ETF	81,099,980	27,988,286
Global X MSCI China Communication Services ETF	1,261,228	1,334,073
Global X MSCI China Financials ETF	1,004,805	5,045,930
Global X MSCI China Energy ETF	3,394,558	2,362,708
Global X MSCI China Materials ETF	1,172,083	907,321
Global X MSCI Norway ETF	3,039,755	3,685,256
Global X FTSE Southeast Asia ETF	3,233,426	2,172,916
Global X MSCI Argentina ETF	10,772,284	8,788,394
Global X MSCI Greece ETF	14,114,140	16,020,466
Global X MSCI Nigeria ETF	33,364	–
Global X MSCI Next Emerging & Frontier ETF	2,663,956	1,041,554
Global X MSCI Portugal ETF	1,123,725	1,121,145
Global X DAX Germany ETF	6,470,849	6,464,086
Global X MSCI Pakistan ETF	6,956,266	1,913,964
Global X MSCI China Consumer Staples ETF	29,861,545	2,680,241
Global X MSCI China Health Care ETF	788,400	1,157,776
Global X MSCI China Information Technology ETF	1,496,397	2,034,070
Global X MSCI China Utilities ETF	354,951	652,700
Global X MSCI China Real Estate ETF	2,532,294	1,793,288
Global X MSCI Vietnam ETF	3,154,842	1,301,706

During the period endedApril 30, 2023, there were no purchases or sales of long-term U.S. Government securities for the Funds.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

4. INVESTMENT TRANSACTIONS (continued)

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Losses)
Global X MSCI Colombia ETF	$1,035,725	$–	$–
Global X MSCI China Industrials ETF	13,161	–	–
Global X MSCI China Consumer Discretionary ETF	17,120,267	8,121,790	(1,842,863)
Global X MSCI China Communication Services ETF	–	277,248	9,759
Global X MSCI China Financials ETF	–	8,515,809	(2,002,256)
Global X MSCI China Energy ETF	–	1,249,828	171,826
Global X MSCI China Materials ETF	–	531,712	24,327
Global X MSCI Norway ETF	753,594	41,531,887	(2,836,237)
Global X FTSE Southeast Asia ETF	5,919,201	913,468	197,160
Global X MSCI Argentina ETF	18,275,361	5,767,815	2,115,392
Global X MSCI Greece ETF	21,996,188	3,770,608	1,241,872
Global X MSCI Nigeria ETF	–	–	–
Global X MSCI Next Emerging & Frontier ETF	1,408,662	–	–
Global X MSCI Portugal ETF	7,235,890	10,221,360	380,304
Global X DAX Germany ETF	6,808,865	1,812,857	571,374
Global X MSCI Pakistan ETF	–	–	–
Global X MSCI China Consumer Staples ETF	79,179	–	–
Global X MSCI China Health Care ETF	–	700,592	(35,447)
Global X MSCI China Information Technology ETF	–	579,383	(86,901)
Global X MSCI China Utilities ETF	–	377,827	50,577
Global X MSCI China Real Estate ETF	73,780	–	–
Global X MSCI Vietnam ETF	–	–	–

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2022 and 2021 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Colombia ETF
2022	$2,097,252	$–	$–	$2,097,252
2021	1,240,682	–	–	1,240,682
Global X MSCI China Industrials ETF
2022	$68,060	$–	$–	$68,060
2021	44,984	–	–	44,984
Global X MSCI China Consumer Discretionary ETF
2022	$925,757	$–	$–	$925,757
2021	380,749	–	–	380,749
Global X MSCI China Communication Services ETF
2022	$91,893	$–	$–	$91,893
2021	201,302	–	30,513	231,815
Global X MSCI China Financials ETF
2022	$1,762,014	$–	$–	$1,762,014
2021	1,869,196	–	–	1,869,196
Global X MSCI China Energy ETF
2022	$152,497	$–	$–	$152,497
2021	61,017	–	–	61,017
Global X MSCI China Materials ETF
2022	$95,929	$–	$–	$95,929
2021	85,767	–	–	85,767
Global X MSCI Norway ETF
2022	$2,606,650	$–	$–	$2,606,650
2021	1,549,127	–	28,009	1,577,136
Global X FTSE Southeast Asia ETF
2022	$1,542,635	$–	$–	$1,542,635
2021	630,414	–	–	630,414
Global X MSCI Argentina ETF
2022	$647,649	$–	$–	$647,649
2021	163,672	–	–	163,672
Global X MSCI Greece ETF
2022	$2,877,578	$–	$–	$2,877,578
2021	3,402,946	–	–	3,402,946
Global X MSCI Nigeria ETF
2022	$2,165,774	$–	$–	$2,165,774
2021	2,273,637	–	–	2,273,637
Global X MSCI Next Emerging & Frontier ETF
2022	$507,163	$–	$–	$507,163
2021	448,516	–	–	448,516

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI Portugal ETF
2022	$300,309	$–	$–	$300,309
2021	509,812	–	–	509,812
Global X DAX Germany ETF
2022	$1,178,656	$–	$–	$1,178,656
2021	1,062,843	–	–	1,062,843
Global X MSCI Pakistan ETF
2022	$1,339,067	$–	$–	$1,339,067
2021	1,563,198	–	–	1,563,198
Global X MSCI China Consumer Staples ETF
2022	$203,537	$504,089	$–	$707,626
2021	165,719	–	–	165,719
Global X MSCI China Health Care ETF
2022	$16,856	$–	$–	$16,856
2021	7,709	–	–	7,709
Global X MSCI China Information Technology ETF
2022	$92,279	$662,560	$–	$754,839
2021	254,780	11,340	–	266,120
Global X MSCI China Utilities ETF
2022	$46,157	$34,700	$–	$80,857
2021	63,139	–	–	63,139
Global X MSCI China Real Estate ETF
2022	$205,698	$–	$–	$205,698
2021	311,838	–	–	311,838
Global X MSCI Vietnam ETF
2022	$15,977	$–	$–	$15,977

As of October 31, 2022, the components of tax basis accumulated losses were as follows:

		Global X Funds
	Global X MSCI Colombia ETF	Global X MSCI China Industrials ETF	Global X MSCI China Consumer Discretionary ETF
Undistributed Ordinary Income	$840,443	$84,274	$233,832
Capital Loss Carryforwards	(91,801,436)	(5,044,362)	(139,200,177)
Unrealized Depreciation on Investments and
Foreign Currency	(16,764,792)	(2,364,366)	(293,085,442)
Other Temporary Differences	–	(5)	(12)
Total Accumulated Losses	$(107,725,785)	$(7,324,459)	$(432,051,799)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

		Global X Funds
	Global X MSCI China Communication Services ETF	Global X MSCI China Financials ETF	Global X MSCI China Energy ETF
Undistributed Ordinary Income	$13,635	$1,606,157	$289,602
Capital Loss Carryforwards	(9,315,617)	(12,762,794)	(1,224,288)
Unrealized Depreciation on Investments and
Foreign Currency	(5,496,651)	(22,122,755)	(875,993)
Other Temporary Differences	1	(1)	(5)
Total Accumulated Losses	$(14,798,632)	$(33,279,393)	$(1,810,684)

		Global X Funds
	Global X MSCI China Materials ETF	Global X MSCI Norway ETF	Global X FTSE Southeast Asia ETF
Undistributed Ordinary Income	$37,508	$1,149,217	$407,546
Capital Loss Carryforwards	(2,768,409)	(46,192,377)	(8,952,059)
Unrealized Depreciation on Investments and
Foreign Currency	(1,606,267)	(28,915,078)	(2,846,451)
Other Temporary Differences	1	(10)	–
Total Accumulated Losses	$(4,337,167)	$(73,958,248)	$(11,390,964)

		Global X Funds
	Global X MSCI Argentina ETF	Global X MSCI Greece ETF	Global X MSCI Nigeria ETF
Undistributed Ordinary Income	$307,087	$2,713,525	$1,740,480
Capital Loss Carryforwards	(27,761,223)	(226,844,784)	(23,712,374)
Unrealized Depreciation on Investments and
Foreign Currency	(18,166,914)	(37,882,958)	(11,450,609)
Other Temporary Differences	(1)	(17)	(4)
Total Accumulated Losses	$(45,621,051)	$(262,014,234)	$(33,422,507)

		Global X Funds
	Global X MSCI Next Emerging & Frontier ETF	Global X MSCI Portugal ETF
			Global X DAX Germany ETF
Undistributed Ordinary Income	$181,771	$19,655	$63,221
Capital Loss Carryforwards	(24,970,057)	(19,153,346)	(3,784,615)
Unrealized Depreciation on Investments and
Foreign Currency	(939,814)	(2,777,560)	(6,968,445)
Other Temporary Differences	–	(1)	(1)
Total Accumulated Losses	$(25,728,100)	$(21,911,252)	$(10,689,840)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

		Global X Funds
	Global X MSCI Pakistan ETF	Global X MSCI Staples ETF	Global X MSCI China Consumer China Health Care ETF
Undistributed Ordinary Income	$575,371	$133,383	$27,342
Capital Loss Carryforwards	(36,960,330)	(534,002)	(3,080,893)
Unrealized Depreciation on Investments and
Foreign Currency	(13,276,489)	(3,551,656)	(6,016,083)
Other Temporary Differences	(6)	–	–
Total Accumulated Losses	$(49,661,454)	$(3,952,275)	$(9,069,634)

		Global X Funds
	Global X MSCI China Information Technology ETF	Global X MSCI China Utilities ETF	Global X MSCI China Real Estate ETF

Undistributed Ordinary Income	$45,783	$45,685	$256,518
Undistributed Long-Term Capital Gain	–	39,826	–
Capital Loss Carryforwards	(3,937,847)	–	(3,029,414)
Unrealized Depreciation on Investments and
Foreign Currency	(10,595,483)	(942,700)	(5,018,062)
Other Temporary Differences	(1)	–	–
Total Accumulated Losses	$(14,487,548)	$(857,189)	$(7,790,958)

Global X Funds
Global X MSCI Vietnam ETF

Undistributed Ordinary Income	$13,589
Capital Loss Carryforwards	(1,152,132)
Unrealized Depreciation on Investments and Foreign Currency	(2,202,552)
Other Temporary Differences	–
Total Accumulated Losses	$(3,341,095)

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI Colombia ETF	$25,117,812	$66,683,624	$91,801,436
Global X MSCI China Industrials ETF	2,514,253	2,530,109	5,044,362
Global X MSCI China Consumer Discretionary ETF	49,345,578	89,854,599	139,200,177
Global X MSCI China Communication Services ETF	4,477,286	4,838,331	9,315,617
Global X MSCI China Financials ETF	8,698,309	4,064,485	12,762,794
Global X MSCI China Energy ETF	257,956	966,332	1,224,288
Global X MSCI China Materials ETF	907,141	1,861,268	2,768,409
Global X MSCI Norway ETF	12,648,729	33,543,648	46,192,377	*
Global X FTSE Southeast Asia ETF	3,149,354	5,802,705	8,952,059
Global X MSCI Argentina ETF	3,785,212	23,976,011	27,761,223
Global X MSCI Greece ETF	76,066,205	150,778,579	226,844,784
Global X MSCI Nigeria ETF	6,704,406	17,007,968	23,712,374
Global X MSCI Next Emerging & Frontier ETF	6,272,493	18,697,564	24,970,057
Global X MSCI Portugal ETF	3,818,051	15,335,295	19,153,346
Global X DAX Germany ETF	1,293,115	2,491,500	3,784,615
Global X MSCI Pakistan ETF	1,390,733	35,569,597	36,960,330
Global X MSCI China Consumer Staples ETF	393,268	140,734	534,002
Global X MSCI China Health Care ETF	560,189	2,520,704	3,080,893
Global X MSCI China Information Technology ETF	1,239,797	2,698,050	3,937,847
Global X MSCI China Real Estate ETF	1,312,341	1,717,073	3,029,414
Global X MSCI Vietnam ETF	1,152,132	–	1,152,132

*	The utilization of this amount is subject to limitation under IRC sections 382-384.

During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term	Long-Term
	Loss	Loss	Total
Global X MSCI China Energy ETF	$122,291	$324,498	$446,789
Global X MSCI Nigeria ETF	1,885	–	1,885

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

5. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2023 were as follows:

		Aggregated Gross	Aggregated Gross	Net Unrealized
Global X Funds	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)
Global X MSCI Colombia ETF	$38,598,924	$1,404,637	$(11,736,828)	$(10,332,191)
Global X MSCI China Industrials ETF	6,819,946	379,441	(1,055,948)	(676,507)
Global X MSCI China Consumer
Discretionary ETF	522,141,291	7,777,487	(201,483,330)	(193,705,843)
Global X MSCI China Communication
Services ETF	8,887,523	1,091,759	(2,080,716)	(988,957)
Global X MSCI China Financials ETF	32,769,481	564,275	(8,535,632)	(7,971,357)
Global X MSCI China Energy ETF	9,428,352	1,461,208	(263,644)	1,197,564
Global X MSCI China Materials ETF	3,969,165	427,950	(981,394)	(553,444)
Global X MSCI Norway ETF	78,970,687	1,111,778	(21,550,144)	(20,438,366)
Global X FTSE Southeast Asia ETF	45,444,355	4,182,534	(2,833,441)	1,349,093
Global X MSCI Argentina ETF	52,918,263	3,679,536	(8,316,886)	(4,637,350)
Global X MSCI Greece ETF	149,995,308	35,128,291	(25,988,128)	9,140,163
Global X MSCI Nigeria ETF	48,857,726	6,989,681	(7,879,045)	(889,364)
Global X MSCI Next Emerging &
Frontier ETF	22,956,711	3,355,866	(2,830,958)	524,908
Global X MSCI Portugal ETF	14,853,830	598,078	(946,955)	(348,877)
Global X DAX Germany ETF	51,646,014	8,198,389	(2,374,525)	5,823,864
Global X MSCI Pakistan ETF	27,171,280	–	(10,963,215)	(10,963,215)
Global X MSCI China Consumer
Staples ETF	39,066,899	2,698,892	(3,529,533)	(830,641)
Global X MSCI China Health Care ETF	11,850,318	540,057	(3,472,088)	(2,932,031)
Global X MSCI China Information
Technology ETF	20,905,712	1,343,622	(7,124,235)	(5,780,613)
Global X MSCI China Utilities ETF	2,546,215	154,153	(288,218)	(134,065)
Global X MSCI China Real Estate ETF	8,511,547	256,613	(1,893,057)	(1,636,444)
Global X MSCI Vietnam ETF	5,404,644	156,363	(797,166)	(640,803)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. CONCENTRATION OF RISKS (continued)

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. CONCENTRATION OF RISKS (continued)

December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value.

The Global X MSCI Nigeria ETF’s investments are largely denominated in naira. Assets denominated in naira are required to be translated to U.S. dollars for financial reporting purposes, which translation is effected utilizing the official exchange rate, i.e. NAFEX. However, the Central Bank of Nigeria has implemented capital controls to manage an official exchange rate that precludes the purchase or sale of naira outside of official markets. As a result, opportunities to repatriate naira into dollars have been limited or non-existent, and in instances where a fund has had a repatriation opportunity, it has experienced extreme delays in repatriating such naira, with such repatriation occurring at times through the Central Bank of Nigeria at a discount to the official exchange rate. These circumstances may create uncertainty regarding the liquidity of transactions repatriating naira to U.S. dollars, as well as uncertainty with respect to the translation of the naira and naira-denominated assets to U.S. dollars.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. CONCENTRATION OF RISKS (continued)

VIE. This structure allows Chinese companies in which the Chinese government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operatinglicenses,orforfeitureofownershipinterest.Inaddition,thelistedshellcompany’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of theVIE structure for investment in after-school tutoring companies.There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Also, if an affected security is included in a Fund's underlying index, such Fund may, where practicable, seek to eliminate its holdings of the affected security by employing or

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

6. CONCENTRATION OF RISKS (continued)

augmenting its representative sampling strategy to seek to track the investment results of the underlying index. The use of (or increased use of) a representative sampling strategy may increase such Fund’s tracking error risk.Actions barring some or all transactions with a specific company will likely have a substantial, negative impact on the value of such company’s securities. These sanctions may also lead to changes in a Fund’s underlying index. A Fund’s index provider may remove securities from the underlying index or implement caps on the securities of certain issuers that have been subject to recent economic sanctions. In such an event, it is expected that a Fund will rebalance its portfolio to bring it in line with its respective underlying index as a result of any such changes, which may result in transaction costs and increased tracking error.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts ("ADRs") and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

7. LOANS OF PORTFOLIO SECURITIES (continued)

At April 30, 2023, the following Funds had securities on loan, by counterparty:

		Market Value	Cash Collateral(1)
Global X MSCI Colombia ETF
BofA Securities Inc.		$461,934	$477,816
J.P. Morgan Securities LLC		51,869	54,320
Morgan Stanley & Co. LLC		136,341	160,632
Scotia Capital		151,161	158,304
UBS AG London Branch		436,973	454,898
	Total	$1,238,278	$1,305,970
Global X MSCI China Consumer Discretionary ETF
Morgan Stanley & Co. LLC		$4,453,428	$4,611,873
Scotia Capital		1,209,202	1,252,223
UBS AG London Branch		877,890	923,923
	Total	$6,540,520	$6,788,019
Global X MSCI Argentina ETF
BofA Securities Inc.		$12,060	$12,569
	Total	$12,060	$12,569
Global X MSCI Greece ETF
Citigroup Global Markets Inc.		$104,144	$106,815
Goldman Sachs & Co.		844,272	863,952
J.P. Morgan Securities LLC		516,516	534,275
	Total	$1,464,932	$1,505,042

(1)

It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the "Trustees") and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective December 20, 2022, Global X MSCI China Real Estate ETF executed a reverse share split for shareholders of record after the close of markets on December 19, 2022. The effect of this transaction was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share.

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

9. REVERSE SHARE SPLIT (continued)

The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transactions. The details of the reverse split is are follows:

Fund Name	Ratio
Global X MSCI China Real Estate ETF	1:3

Effective April28, 2020, each of the Global X MSCI Colombia ETF, Global X MSCI Greece ETF and Global X MSCI Pakistan ETF executed a reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits.

There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

Fund Name	Ratio
Global X MSCI Colombia ETF	1:4
Global X MSCI Greece ETF	1:3
Global X MSCI Pakistan ETF	1:4

10. MERGER

Effective October 29, 2021, the Global X FTSE Nordic Region ETF (the “Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Global X MSCI Norway ETF (the “Acquired Fund”) pursuant to a Plan of Reorganization approved by the Board of Directors on August 4, 2021. Effective as of the close of business on October 29, 2021, the Acquired Fund was reorganized into the Acquiring Fund, each a separate series of the Trust (together, the “Combined Fund”) and the Combined Fund was renamed Global X MSCI Norway ETF. The Acquiring Fund is the legal surviving entity in the Reorganization, while theAcquired Fund is the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Fund. The acquisition was accomplished by a tax-free exchange as follows:

3,980,000 shares of the Acquired Fund, with net assets of $60,723,560 and including $673,023 of net unrealized depreciation for 1,896,973 shares of the Acquiring Fund with net assets of $43,214,538. For every 1 share of the Acquired Fund, shareholders received

Notes to Financial Statements (Unaudited) (Continued)
April 30, 2023

10. MERGER (continued)

0.4766 shares of theAcquiring Fund. Immediately following the acquisition, the Combined Fund held 3,246,971 shares with net assets of $103,938,098.

Assuming that the reorganization had been completed on November 1, 2020, theAcquiring Fund’s pro forma results of operations for the year ended October 31, 2021 would have been as follows:

Net investment income	$2,153,445
Net Realized and unrealized gain (loss) from investments	26,735,503
Net increase (decrease) in net assets from operations	$28,888,948

11. SUBSEQUENT EVENTS

The custodian, transfer agent and securities lending agent for Global X MSCI Norway ETF, Global X FTSE Southeast Asia ETF and Global X DAX Germany ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about May 12, 2023.

The custodian, transfer agent and securities lending agent for Global X MSCI Greece ETF and Global X MSCI Portugal ETF transitioned from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 12, 2023.

The custodian, transfer agent and securities lending agent for Global X MSCI Colombia ETF, Global X MSCI China Industrials ETF, Global X MSCI China Financials ETF, Global X MSCI China Energy ETF, Global X MSCI China Materials ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Utilities ETF and Global X MSCI China Real Estate ETF will transition from Brown Brothers Harriman & Co. to The Bank of New York Mellon on or about June 26, 2023.

On June 22, 2023, the Board of the Trust voted to approve the orderly liquidation and terminationoftheGlobalXMSCINigeriaETF(the“Fund”)basedupontherecommendation of the Adviser. Prior to June 14, 2023, Nigeria’s restrictive foreign exchange policies had resulted in the Fund’s sustained inability to convert Naira into other currencies, including U.S. dollars, and in the infrequent instances when there was the ability to convert Naira to U.S.dollars,significantdelayswereexperienced.OnJune14,2023,theNigeriangovernment announced that it would no longer continue its currency peg, whereby the Naira had traded at a fixed exchange rate in relation to the U.S. dollar. The resulting abandonment of the currency peg is anticipated to remove the prior obstacles to converting Naira into other currencies, and should allow the Fund to more readily repatriate Naira into U.S. dollars. In light of the historical uncertainty surrounding the Nigerian government’s currency policies, and certain proposed U.S. regulatory rules that, if adopted, would effectively mandate that the Fund hold securities readily convertible into U.S. dollars, the Adviser believes that it is in the best interests of the Fund and its shareholders for the Fund to liquidate its holdings

Notes to Financial Statements (Unaudited) (Concluded)
April 30, 2023

11. SUBSEQUENT EVENTS (continued)

and convert all Naira held by the Fund to U.S. dollars in anticipation of a liquidation of the Fund. After considering information presented by the Adviser on the proposed liquidation of the Fund, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. As of the close of regular trading on the NYSE Arca (the “NYSE”) on July 28, 2023 (“Closing Date”), the shares of the Fund will cease trading on the NYSE and the Fund will be closed to purchases by investors. In order to facilitate orderly capital markets activity, the Fund anticipates permitting purchases and redemptions of creation units in the Fund until it is delisted from the NYSE. Shareholders may sell their holdings in the Fund prior to the close of regular trading on the Closing Date and customary brokerage charges may apply to these transactions. Prior to the Closing Date, the Fund will be in the process of winding up its operations in an orderly fashion and liquidating its portfolio. This necessary process will result in the Fund not tracking its underlying index and increasing its cash holdings, which may not be consistent with the Fund’s current investment objective and strategy. On or about August 1, 2023, the Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed their shares in an amount equal to the net asset value of their shares as of the close of business on that date. These distributions will be taxable events. In addition, these payments to shareholders will include accrued capital gains and dividends, if any. Once the distributions are complete, the Fund will be terminated. The Adviser will bear all fees and expenses that may be incurred in connection with the liquidation of the Fund and the distribution of cash proceeds to investors in the Fund, other than brokerage fees and expenses. In view of historical uncertainty surrounding the Nigerian government’s currency policies, mentioned above, the timing for the proposed liquidation of the Fund and the Closing Date may be subject to change. Shareholders of the Fund will be promptly notified of any such changes.

The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 through April 30, 2023.

The table on the next page illustrates the Funds’costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expenses Ratios	Expense Paid During Ratios(1)
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,053.70	0.63%	$3.21
Hypothetical 5% Return	1,000.00	1,021.67	0.63	3.16
Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$1,253.50	0.65%	$3.63
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,273.90	0.65%	$3.66
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$1,710.10	0.65%	$4.37
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$1,369.10	0.65%	$3.82
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$1,205.70	0.65%	$3.55
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$1,245.90	0.65%	$3.62
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,020.80	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$921.50	0.65%	$3.15
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,283.20	0.59%	$3.34
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expenses Period	Expense Paid During Ratios(1)
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,331.40	0.57%	$3.29
Hypothetical 5% Return	1,000.00	1,021.97	0.57	2.86
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$1,167.80	0.82%	$4.41
Hypothetical 5% Return	1,000.00	1,020.73	0.82	4.11
Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,063.10	0.57%	$2.92
Hypothetical 5% Return	1,000.00	1,021.97	0.57	2.86
Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$1,195.30	0.59%	$3.21
Hypothetical 5% Return	1,000.00	1,021.87	0.59	2.96
Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$1,337.70	0.21%	$1.22
Hypothetical 5% Return	1,000.00	1,023.75	0.21	1.05
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$813.00	0.81%	$3.64
Hypothetical 5% Return	1,000.00	1,020.78	0.81	4.06
Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,260.30	0.66%	$3.70
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31
Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,232.20	0.65%	$3.60
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$1,164.50	0.65%	$3.49
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,286.30	0.66%	$3.74
Hypothetical 5% Return	1,000.00	1,021.52	0.66	3.31

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 11/1/2022	Ending Account Value 4/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$1,449.40	0.67%	$4.07
Hypothetical 5% Return	1,000.00	1,021.47	0.67	3.36
Global X MSCI Vietnam ETF
Actual Fund Return	$1,000.00	$1,053.90	0.51%	$2.60
Hypothetical 5% Return	1,000.00	1,022.27	0.51	2.56

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Global X Funds (the “Trust”) held on November 11, 2022, the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Semi-Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to collectively as the “Renewal Agreements.”

In advance of the Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•   the terms of the Renewal Agreements and the range of services that would continuetobeprovidedtoeachRenewalFundinaccordancewiththeRenewalAgreements;

•  Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

Approval of Investment Advisory Agreement (Unaudited) (Continued)

•   Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the Securities and Exchange Commission and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•  the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•  the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performanceoftheRenewalFundsrelativeto(i)theperformanceofunaffiliatedcomparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard,

Approval of Investment Advisory Agreement (Unaudited) (Continued)

the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•  comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•   the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•  that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under

Approval of Investment Advisory Agreement (Unaudited) (Concluded)

the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•   the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•  the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•   that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the funds described.

GLX-SA-002-1200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2023

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  July 7, 2023